                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-03636

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                   The Guardian Variable Contract Funds, Inc.

--------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)


                      7 Hanover Square New York, N.Y. 10004

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               (Address of principal executive offices) (Zip code)



Frank L. Pepe                              Thomas G. Sorell
The Guardian Variable Contract Funds,      The Guardian Variable Contract Funds,
 Inc.                                       Inc.
7 Hanover Square                           7 Hanover Square
New York, N.Y. 10004                       New York, N.Y. 10004


--------------------------------------------------------------------------------
                    (Name and address of agents for service)


       Registrant's telephone number, including area code: (800) 221-3253

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                      Date of fiscal year end: December 31

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                     Date of reporting period: June 30, 2004

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

/ /   THE GUARDIAN STOCK FUND                                  SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

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[PHOTO]
Richard Goldman
Portfolio Manager

OBJECTIVE:
Long-term growth
of capital

PORTFOLIO:
At least 80% common stocks and securities convertible into common stocks

INCEPTION:
April 13, 1983

NET ASSETS AT
JUNE 30, 2004:
$1,362,515,183

TOP TEN HOLDINGS (AS OF 6/30/04)


                                                               PERCENTAGE OF
 COMPANY                                                       TOTAL NET ASSETS
 Pfizer, Inc.                                                        4.88%
 General Electric Co.                                                4.43
 Microsoft Corp.                                                     3.92
 American Int'l. Group, Inc.                                         3.26
 Procter & Gamble Co.                                                2.64
 Devon Energy Corp.                                                  2.62
 Colgate-Palmolive Co.                                               2.62
 Phelps Dodge Corp.                                                  2.56
 Intel Corp.                                                         2.38
 Cisco Systems, Inc.                                                 2.37

SECTOR WEIGHTINGS VS. INDEX (AS OF 6/30/04)

                                                                  THE GUARDIAN STOCK FUND                 S&P 500 INDEX
                                                                  -----------------------                 -------------
Financials                                                                 21.45                              20.28
Information Technology                                                     18.15                              17.23
Consumer Staples                                                           14.28                              11.14
Health Care                                                                13.63                              13.31
Energy                                                                     10.13                               6.57
Industrials                                                                10.03                              11.47
Consumer Discretionary                                                      5.45                              10.94
Materials                                                                   3.45                               2.97
Utilities                                                                   1.46                               2.67
Cash                                                                        1.12                                  0
Telecommunication Services                                                  0.85                               3.42

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                             YEAR       1       3       5      10     SINCE INCEPTION
                            TO DATE    YR      YRS     YRS     YRS       4/13/1983
 The Guardian Stock Fund     0.94%    12.75%  -3.72%  -5.54%   8.81%       11.96%
 S&P 500 Index               3.44%    19.11%  -0.69%  -2.20%  11.81%       12.86%

--------------------------------------------------------------------------------

ABOUT INFORMATION CONTAINED IN THIS REPORT:

  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.

  - The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  The Guardian Stock Fund

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



COMMON STOCKS -- 98.9%
Shares                                                                    Value
-------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.7%
    251,600  United Technologies Corp.                           $   23,016,368
-------------------------------------------------------------------------------
AIR FREIGHT AND LOGISTICS -- 1.9%
    347,000  United Parcel Svc., Inc.                                26,083,990
-------------------------------------------------------------------------------
BEVERAGES -- 2.8%
    398,200  Coca-Cola Co.                                           20,101,136
    345,400  PepsiCo., Inc.                                          18,610,152
                                                                 --------------
                                                                     38,711,288
-------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.1%
    278,100  Amgen, Inc.*                                            15,175,917
-------------------------------------------------------------------------------
CAPITAL MARKETS -- 9.1%
    230,700  Goldman Sachs Group, Inc.                               21,722,712
    394,800  Lehman Brothers Hldgs., Inc.                            29,708,700
    797,900  Mellon Financial Corp.                                  23,402,407
    491,200  Merrill Lynch & Co., Inc.                               26,514,976
    456,500  State Street Corp.                                      22,386,760
                                                                 --------------
                                                                    123,735,555
-------------------------------------------------------------------------------
COMMERCIAL BANKS -- 5.1%
    276,000  Bank of America Corp.                                   23,355,120
    219,200  M & T Bank Corp.                                        19,136,160
    480,800  Wells Fargo & Co.                                       27,516,184
                                                                 --------------
                                                                     70,007,464
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.4%
  1,360,800  Cisco Systems, Inc.*                                    32,250,960
-------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 3.0%
    544,700  Dell, Inc.*                                             19,511,154
  1,150,800  EMC Corp.*                                              13,119,120
    389,700  Hewlett Packard Co.                                      8,222,670
                                                                 --------------
                                                                     40,852,944
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
    692,766  Citigroup, Inc.                                         32,213,619
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
    318,400  Verizon Comm.                                           11,522,896
-------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.8%
    180,900  FPL Group, Inc.                                         11,568,555
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.9%
    494,600  Jabil Circuit, Inc.*                                    12,454,028
-------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 3.5%
    445,900  Nabors Inds., Inc.                                      20,163,598
    713,100  Noble Corp.                                             27,019,359
                                                                 --------------
                                                                     47,182,957
-------------------------------------------------------------------------------
FOOD AND STAPLES RETAILING -- 3.5%
    287,800  Costco Wholesale Corp.                                  11,819,946
    356,100  Sysco Corp.                                             12,773,307
    425,900  Wal-Mart Stores, Inc.                                   22,470,484
                                                                 --------------
                                                                     47,063,737
-------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.0%
    185,900  Bunge Ltd.                                               7,238,946
    232,600  Hershey Foods Corp.                                     10,762,402
    278,000  McCormick & Co., Inc.                                    9,452,000
                                                                 --------------
                                                                     27,453,348
-------------------------------------------------------------------------------
GAS UTILITIES -- 0.6%
    403,900  NiSource, Inc.                                           8,328,418
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT AND SUPPLIES -- 3.8%
    347,200  Boston Scientific Corp.*                                14,860,160
    138,600  C.R. Bard, Inc.                                          7,851,690
    132,200  Guidant Corp.                                            7,387,336
    254,570  Hospira, Inc.*                                           7,026,132
    304,000  Medtronic, Inc.                                         14,810,880
                                                                 --------------
                                                                     51,936,198
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 2.9%
    585,900  Carnival Corp.                                      $   27,537,300
    630,100  Hilton Hotels Corp.                                     11,757,666
                                                                 --------------
                                                                     39,294,966
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 5.2%
    609,700  Colgate-Palmolive Co.                                   35,636,965
    660,000  Procter & Gamble Co.                                    35,930,400
                                                                 --------------
                                                                     71,567,365
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.4%
  1,862,600  General Electric Co.                                    60,348,240
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 2.0%
    471,800  First Data Corp.                                        21,004,536
    488,500  Unisys Corp.*                                            6,780,380
                                                                 --------------
                                                                     27,784,916
-------------------------------------------------------------------------------
INSURANCE -- 4.9%
    114,500  Ambac Financial Group, Inc.                              8,408,880
    622,200  American Int'l. Group, Inc.                             44,350,416
    199,800  Chubb Corp.                                             13,622,364
                                                                 --------------
                                                                     66,381,660
-------------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 0.8%
    202,900  Amazon.com, Inc.*                                       11,037,760
-------------------------------------------------------------------------------
MACHINERY -- 2.0%
    127,700  Caterpillar, Inc.                                       10,144,488
    244,100  Deere & Co.                                             17,121,174
                                                                 --------------
                                                                     27,265,662
-------------------------------------------------------------------------------
MEDIA -- 0.5%
    176,100  Viacom, Inc.                                             6,290,292
-------------------------------------------------------------------------------
METALS AND MINING -- 3.5%
    369,500  Alcoa, Inc.                                             12,204,585
    449,500  Phelps Dodge Corp.                                      34,840,745
                                                                 --------------
                                                                     47,045,330
-------------------------------------------------------------------------------
OIL AND GAS -- 6.7%
    289,600  ChevronTexaco Corp.                                     27,254,256
    541,700  Devon Energy Corp.                                      35,752,200
    340,100  Exxon Mobil Corp.                                       15,103,841
    262,500  Occidental Petroleum Corp.                              12,707,625
                                                                 --------------
                                                                     90,817,922
-------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.7%
    251,700  Abbott Laboratories                                     10,259,292
    174,500  Forest Laboratories, Inc.*                               9,881,935
    205,800  Johnson & Johnson                                       11,463,060
  1,939,180  Pfizer, Inc.                                            66,475,090
    567,600  Wyeth                                                   20,524,416
                                                                 --------------
                                                                    118,603,793
-------------------------------------------------------------------------------
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 3.9%
    284,600  Analog Devices, Inc.                                    13,398,968
  1,173,700  Intel Corp.                                             32,394,120
    142,200  KLA-Tencor Corp.*                                        7,021,836
                                                                 --------------
                                                                     52,814,924
-------------------------------------------------------------------------------
SOFTWARE -- 6.0%
  1,869,100  Microsoft Corp.                                         53,381,496
  2,328,900  Oracle Corp.*                                           27,783,777
                                                                 --------------
                                                                     81,165,273
-------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.3%
    458,900  Bed, Bath & Beyond, Inc.*                               17,644,705
-------------------------------------------------------------------------------
TOBACCO -- 0.7%
    194,500  Altria Group, Inc.                                       9,734,725
-------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
               (COST $1,220,632,232)                             $1,347,355,775
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Stock Fund

June 30, 2004 (Unaudited)



REPURCHASE AGREEMENT -- 1.7%
Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
$23,210,000  State Street Bank and Trust Co.
             repurchase agreement,
             dated 6/30/2004, maturity
             value $23,210,870 at
             1.35%, due 7/1/2004 (1)
               (COST $23,210,000)                                $   23,210,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.6%
  (COST $1,243,842,232)                                           1,370,565,775
LIABILITIES IN EXCESS OF CASH, RECEIVABLES AND OTHER
  ASSETS -- (0.6)%                                                   (8,050,592)
-------------------------------------------------------------------------------
NET ASSETS -- 100%                                               $1,362,515,183
-------------------------------------------------------------------------------

 *  Non-income producing security.

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian Stock Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Investments, at market (cost
    $1,243,842,232)                            $1,370,565,775
  Cash                                                    598
  Receivable for securities sold                    2,947,539
  Dividends receivable                              1,067,748
  Receivable for fund shares sold                       5,700
  Interest receivable                                     870
  Other assets                                         10,615
                                               --------------
    TOTAL ASSETS                                1,374,598,845
                                               --------------

LIABILITIES
  Payable for securities purchased                 10,740,284
  Payable for fund shares redeemed                    595,992
  Accrued expenses                                    135,307
  Due to GIS                                          612,079
                                               --------------
    TOTAL LIABILITIES                              12,083,662
                                               --------------
    NET ASSETS                                 $1,362,515,183
                                               ==============
COMPONENTS OF NET ASSETS
  Capital stock, at par                        $       49,947
  Additional paid-in capital                    1,866,010,341
  Undistributed net investment income                 932,436
  Accumulated net realized loss on
    investments                                  (631,201,084)
  Net unrealized appreciation of investments      126,723,543
                                               --------------
    NET ASSETS                                 $1,362,515,183
                                               ==============
SHARES OUTSTANDING--$0.001 PAR VALUE               49,947,142
                                               ==============
NET ASSET VALUE PER SHARE                      $        27.28
                                               ==============


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                      $  9,247,747
  Interest                                             96,714
                                                 ------------
    Total Income                                    9,344,461
                                                 ------------

  EXPENSES:
    Investment advisory fees--Note B                3,511,372
    Custodian fees                                     86,558
    Printing expense                                   67,059
    Directors' fees--Note B                            46,707
    Other                                              61,614
                                                 ------------
      Total Expenses                                3,773,310
                                                 ------------
  NET INVESTMENT INCOME                             5,571,151
                                                 ------------

REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS--NOTE C
    Net realized gain on investments               48,060,455
    Net change in unrealized appreciation
      of investments                              (40,459,505)
                                                 ------------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS                                  7,600,950
                                                 ------------
    NET INCREASE IN NET ASSETS
      FROM OPERATIONS                            $ 13,172,101
                                                 ============

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Stock Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED               YEAR ENDED
                                                                         JUNE 30, 2004              DECEMBER 31, 2003
                                                                          (UNAUDITED)                   (AUDITED)
                                                                        ----------------            -----------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                                $    5,571,151              $   14,480,778
    Net realized gain/(loss) on investments                                  48,060,455                 (75,681,654)
    Net change in unrealized appreciation/(depreciation) of
      investments                                                           (40,459,505)                326,089,750
                                                                         --------------              --------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   13,172,101                 264,888,874
                                                                         --------------              --------------

  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income                                                   (13,700,266)                (14,282,918)
                                                                         --------------              --------------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net decrease in net assets from capital share
      transactions--Note E                                                  (91,503,090)               (161,387,779)
                                                                         --------------              --------------
  NET INCREASE/(DECREASE) IN NET ASSETS                                     (92,031,255)                 89,218,177

NET ASSETS:
Beginning of period                                                       1,454,546,438               1,365,328,261
                                                                         --------------              --------------
End of period*                                                           $1,362,515,183              $1,454,546,438
                                                                         ==============              ==============

* Includes undistributed net investment income of:                       $      932,436              $    9,061,551

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Stock Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     The Guardian Stock Fund (the Fund or GSF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

     GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America. GSF's Class II shares are available only through the ownership of annuity and insurance products offered by other insurance companies. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of June 30, 2004, no GSF Class II shares have been issued.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

     Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Futures contracts are valued at the settlement prices established each day by the boards of trade on exchanges on which they are traded.

     Other securities, including securities for which market quotations are not readily available (such as restricted securities and foreign securities subject to a "significant event") are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated.

     Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase agreements are carried at cost which approximates market value (see Note D).

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

     GSF is permitted to buy international securities that are not U.S. dollar denominated. GSF's books and records are maintained in U.S. dollars as follows:

     (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

     (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations as follows:

     Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in

/ /  The Guardian Stock Fund

June 30, 2004 (Unaudited)


foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

     GSF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GSF. When forward contracts are closed, GSF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

     GSF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GSF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GSF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GSF. The daily changes in the variation margin are recognized as unrealized gains or losses by GSF. GSF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GSF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

     Dividends from net investment income are declared and paid semi-annually for GSF. Net realized short-term and long-term capital gains for GSF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSF at the net asset value on the ex-dividend date.

     All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     GSF has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO OR FROM RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .50% of the average daily net assets of the Fund.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund

/ /  The Guardian Stock Fund

June 30, 2004 (Unaudited)


Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $517,019,247 and $613,792,004, respectively, during the six months ended June 30, 2004.

     The cost of investments owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2004 aggregated $141,157,769 and $14,434,226, respectively, resulting in net unrealized appreciation of $126,723,543.

NOTE D.  REPURCHASE AGREEMENTS

     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSF maintains the right to sell the collateral and may claim any resulting loss against the seller.

NOTE E.  TRANSACTIONS IN CAPITAL STOCK

     There are 300,000,000 shares of $0.001 par value capital stock authorized for GSF, divided into two classes, designated Class I and Class II shares. GSF Class I consists of 250,000,000 shares and Class II consists of 50,000,000 shares. Through June 30, 2004 no Class II shares of GSF were sold.

     Transactions in capital stock were as follows:

                                                    Six Months Ended       Year Ended       Six Months Ended       Year Ended
                                                      June 30, 2004     December 31, 2003     June 30, 2004     December 31, 2003
                                                       (Unaudited)          (Audited)          (Unaudited)          (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               595,188           2,378,308         $  16,328,467       $  58,054,551
Shares issued in reinvestment of dividends                505,918             572,232            13,700,266          14,282,918
Shares repurchased                                     (4,431,856)         (9,789,282)         (121,531,823)       (233,725,248)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE                                           (3,330,750)         (6,838,742)        $ (91,503,090)      $(161,387,779)
---------------------------------------------------------------------------------------------------------------------------------

NOTE F.  LINE OF CREDIT

     A $100,000,000 line of credit available to GSF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the funds borrowed against this line of credit.

     The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

/ /  The Guardian Stock Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                          SIX MONTHS
                                             ENDED                     YEAR ENDED DECEMBER 31, (AUDITED)
                                         JUNE 30, 2004   --------------------------------------------------------------
                                          (UNAUDITED)       2003         2002         2001         2000         1999
                                         ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...   $    27.30     $    22.71   $    28.94   $    37.21   $    55.20   $    49.08
                                          ----------     ----------   ----------   ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................         0.12           0.28         0.24         0.20         0.04         0.24
  Net realized and unrealized
    gain/(loss) on investments.........         0.13           4.57        (6.25)       (8.16)       (9.77)       14.49
                                          ----------     ----------   ----------   ----------   ----------   ----------
  Net increase/(decrease) from
    investment operations..............         0.25           4.85        (6.01)       (7.96)       (9.73)       14.73
                                          ----------     ----------   ----------   ----------   ----------   ----------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income................        (0.27)         (0.26)       (0.22)       (0.08)       (0.04)       (0.24)
  Net realized gain on investments.....           --             --           --        (0.23)       (8.22)       (8.37)
                                          ----------     ----------   ----------   ----------   ----------   ----------
  Total dividends and distributions....        (0.27)         (0.26)       (0.22)       (0.31)       (8.26)       (8.61)
                                          ----------     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD.........   $    27.28     $    27.30   $    22.71   $    28.94   $    37.21   $    55.20
                                          ----------     ----------   ----------   ----------   ----------   ----------
TOTAL RETURN*..........................         0.94%(a)      21.45%      (20.88)%     (21.44)%     (18.39)%      31.17%
                                          ----------     ----------   ----------   ----------   ----------   ----------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)...........................   $1,362,515     $1,454,546   $1,365,328   $2,060,451   $3,172,625   $4,175,087
  Ratio of expenses to average net
    assets.............................         0.54%(b)       0.54%        0.54%        0.53%        0.52%        0.52%
  Ratio of net investment income to
    average net assets.................         0.79%(b)       1.06%        0.85%        0.59%        0.08%        0.45%
  Portfolio turnover rate..............           37%            77%          65%         137%         106%          74%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
    Inclusion of such charges would reduce the total returns for all periods shown.
(a) Not Annualized.
(b) Annualized.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Stock Fund

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

/ /   THE GUARDIAN VC 500 INDEX FUND                           SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


[PHOTO]
Jonathan C. Jankus, C.F.A.
Co-Portfolio Manager

[PHOTO]
Stewart Johnson,
Co-Portfolio Manager

OBJECTIVE:
Seeks to track the investment performance of the Standard & Poor's 500 Composite Stock Price Index ("the S&P 500 Index")

PORTFOLIO:
Common stocks of companies included in the S&P 500 Index, which emphasizes securities issued by large U.S. companies

INCEPTION:
August 25, 1999

NET ASSETS AT
JUNE 30, 2004:
$186,801,674

TOP TEN HOLDINGS (AS OF 6/30/04)


                                                               PERCENTAGE OF
 COMPANY                                                       TOTAL NET ASSETS
 General Electric Co.                                                3.05%
 Microsoft Corp.                                                     2.85
 Exxon Mobil Corp.                                                   2.68
 Pfizer, Inc.                                                        2.40
 Citigroup, Inc.                                                     2.22
 Wal-Mart Stores, Inc.                                               2.09
 American Int'l. Group, Inc.                                         1.72
 Intel Corp.                                                         1.66
 Bank of America Corp.                                               1.62
 Cisco Systems, Inc.                                                 1.53

SECTOR WEIGHTINGS VS. INDEX (AS OF 6/30/04)

                                                               THE GUARDIAN VC 500 INDEX FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
Financials                                                                 20.28                              20.28
Information Technology                                                     17.19                              17.23
Health Care                                                                13.27                              13.31
Consumer Discretionary                                                     10.78                              10.94
Consumer Staples                                                           11.19                              11.14
Industrials                                                                11.55                              11.47
Energy                                                                      6.41                               6.57
Telecommunication Services                                                  3.42                               3.42
Materials                                                                   2.98                               2.97
Utilities                                                                   2.86                               2.67
Cash                                                                        0.07                                  0

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                                YEAR       1       3      5    10    SINCE INCEPTION
                               TO DATE    YR      YRS    YRS   YRS      8/25/1999
 The Guardian VC 500
   Index Fund                   3.26%    18.63%  -1.02%  --    --         -2.62%
 S&P 500 Index                  3.44%    19.11%  -0.69%  --    --         -2.44%

--------------------------------------------------------------------------------
ABOUT INFORMATION CONTAINED IN THIS REPORT:
  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.
  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.
  - "S&P," "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Guardian Investor Services LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Since January 1, 2000 the investment adviser for the Fund has assumed certain ordinary operating expenses for the Fund. Without this assumption of expenses, returns would have been lower. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  The Guardian VC 500 Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



COMMON STOCKS -- 98.2%
Shares                                                                 Value

----------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.9%
    15,041  Boeing Co.                                          $    768,445
     3,298  General Dynamics Corp.                                   327,491
     2,074  Goodrich Corp.                                            67,052
    15,604  Honeywell Int'l., Inc.                                   571,575
     7,403  Lockheed Martin Corp.                                    385,548
     6,330  Northrop Grumman Corp.                                   339,921
     6,852  Raytheon Co.                                             245,096
     2,736  Rockwell Collins, Inc.                                    91,164
     8,800  United Technologies Corp.                                805,024
                                                                ------------
                                                                   3,601,316
----------------------------------------------------------------------------
AIR FREIGHT AND LOGISTICS -- 1.0%
     5,194  FedEx Corp.                                              424,298
       930  Ryder Systems, Inc.                                       37,265
    19,459  United Parcel Svc., Inc.                               1,462,733
                                                                ------------
                                                                   1,924,296
----------------------------------------------------------------------------
AIRLINES -- 0.2%
     1,843  Delta Airlines, Inc.                                      13,122
    18,199  Southwest Airlines Co.                                   305,197
                                                                ------------
                                                                     318,319
----------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
     1,100  Cooper Tire & Rubber Co.                                  25,300
     2,222  Dana Corp.                                                43,551
    17,067  Delphi Corp.                                             182,276
     2,622  Goodyear Tire & Rubber Co.*                               23,834
     3,088  Johnson Controls, Inc.                                   164,837
     1,955  Visteon Corp.                                             22,815
                                                                ------------
                                                                     462,613
----------------------------------------------------------------------------
AUTOMOBILES -- 0.7%
    31,144  Ford Motor Co.                                           487,403
     9,715  General Motors Corp.                                     452,622
     5,221  Harley-Davidson, Inc.                                    323,389
                                                                ------------
                                                                   1,263,414
----------------------------------------------------------------------------
BEVERAGES -- 2.7%
       541  Adolph Coors Co.                                          39,136
    13,362  Anheuser-Busch Cos., Inc.                                721,548
     2,046  Brown-Forman Corp.                                        98,760
    42,764  Coca-Cola Co.                                          2,158,727
     8,124  Coca-Cola Enterprises, Inc.                              235,515
    30,171  PepsiCo., Inc.                                         1,625,613
     4,264  The Pepsi Bottling Group, Inc.                           130,223
                                                                ------------
                                                                   5,009,522
----------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.1%
    22,617  Amgen, Inc.*                                           1,234,210
     5,254  Biogen Idec, Inc.*                                       332,315
     3,269  Chiron Corp.*                                            145,928
     3,705  Genzyme Corp.*                                           175,358
     3,941  MedImmune, Inc.*                                          92,219
                                                                ------------
                                                                   1,980,030
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Shares                                                                 Value
----------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
     3,957  American Standard Cos., Inc.*                       $    159,507
     7,420  Masco Corp.                                              231,355
                                                                ------------
                                                                     390,862
----------------------------------------------------------------------------
CAPITAL MARKETS -- 3.5%
    13,570  Bank of New York, Inc.                                   400,044
     1,876  Bear Stearns Cos., Inc.                                  158,165
    22,577  Charles Schwab Corp.                                     216,965
     6,100  E*TRADE Financial Corp.*                                  68,015
     1,739  Federated Investors, Inc.                                 52,761
     4,487  Franklin Resources, Inc.                                 224,709
     8,002  Goldman Sachs Group, Inc.                                753,468
    36,404  J.P. Morgan Chase & Co.                                1,411,383
     6,726  Janus Capital Group, Inc.                                110,912
     4,624  Lehman Brothers Hldgs., Inc.                             347,956
     7,285  Mellon Financial Corp.                                   213,669
    17,464  Merrill Lynch & Co., Inc.                                942,707
    19,283  Morgan Stanley                                         1,017,564
     3,863  Northern Trust Corp.                                     163,328
     5,470  State Street Corp.                                       268,249
     2,158  T. Rowe Price Group, Inc.                                108,763
                                                                ------------
                                                                   6,458,658
----------------------------------------------------------------------------
CHEMICALS -- 1.5%
     3,869  Air Products & Chemicals, Inc.                           202,929
    16,542  Dow Chemical Co.                                         673,259
    18,905  E.I. Du Pont de Nemours & Co.                            839,760
     1,156  Eastman Chemical Co.                                      53,442
     4,704  Ecolab, Inc.                                             149,117
     1,924  Engelhard Corp.                                           62,164
       751  Great Lakes Chemical Corp.                                20,322
     1,633  Hercules, Inc.*                                           19,906
     1,417  Int'l. Flavors & Fragrances, Inc.                         52,996
     4,507  Monsanto Co.                                             173,520
     2,995  PPG Inds., Inc.                                          187,158
     5,483  Praxair, Inc.                                            218,827
     3,888  Rohm & Haas Co.                                          161,663
     1,351  Sigma-Aldrich                                             80,533
                                                                ------------
                                                                   2,895,596
----------------------------------------------------------------------------
COMMERCIAL BANKS -- 6.1%
     5,364  AmSouth Bancorporation                                   136,621
    35,733  Bank of America Corp.                                  3,023,727
    19,928  Bank One Corp.                                         1,016,328
     9,234  BB&T Corp.                                               341,381
     4,433  Charter One Financial, Inc.                              195,894
     3,064  Comerica, Inc.                                           168,152
    10,354  Fifth Third Bancorp                                      556,838
     1,892  First Horizon Nat'l. Corp.                                86,029
     3,598  Huntington Bancshares, Inc.                               82,394
     7,242  KeyCorp                                                  216,463
     2,000  M & T Bank Corp.                                         174,600
     3,796  Marshall & Ilsley Corp.                                  148,386
    10,447  National City Corp.                                      365,750
     2,444  North Fork Bancorporation, Inc.                           92,994
     4,705  PNC Financial Svcs. Group                                249,742
     3,457  Regions Financial Corp.                                  126,353
     5,186  SouthTrust Corp.                                         201,269
     4,823  SunTrust Banks, Inc.                                     313,447
     5,299  Synovus Financial Corp.                                  134,171
    34,097  U.S. Bancorp                                             939,713
     2,990  Union Planters Corp.                                      89,132
    23,132  Wachovia Corp.                                         1,029,374
    29,355  Wells Fargo & Co.                                      1,679,987
     1,372  Zions Bancorporation                                      84,309
                                                                ------------
                                                                  11,453,054
----------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 1.1%
     4,913  Allied Waste Inds., Inc.*                                 64,753
     2,958  Apollo Group, Inc.*                                      261,162
     2,079  Avery Dennison Corp.                                     133,077
    18,985  Cendant Corp.                                            464,753
     3,041  Cintas Corp.                                             144,964
     1,219  Deluxe Corp.                                              53,027
     2,150  Equifax, Inc.                                             53,213
     3,159  H & R Block, Inc.                                        150,621
     1,670  Monster Worldwide, Inc.*                                  42,952
     4,365  Pitney Bowes, Inc.                                       193,151
     4,695  R.R. Donnelley & Sons Co.                                155,029
     2,619  Robert Half Int'l., Inc.                                  77,968
    11,422  Waste Management, Inc.                                   350,084
                                                                ------------
                                                                   2,144,754
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC 500 Index Fund

June 30, 2004 (Unaudited)


----------------------------------------------------------------------------
Shares                                                                 Value
----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.1%
    11,911  ADC Telecomm., Inc.*                                $     33,827
     3,629  Andrew Corp.*                                             72,616
     6,957  Avaya, Inc.*                                             109,851
     6,455  CIENA Corp.*                                              24,013
   120,263  Cisco Systems, Inc.*                                   2,850,233
     2,797  Comverse Technology, Inc.*                                55,772
    22,263  Corning, Inc.*                                           290,755
    27,463  JDS Uniphase Corp.*                                      104,085
    72,571  Lucent Technologies, Inc.*                               274,319
         1  McDATA Corp.*                                                  6
    42,305  Motorola, Inc.                                           772,066
     1,397  QLogic Corp.*                                             37,146
    13,634  QUALCOMM, Inc.                                           995,009
     2,342  Scientific Atlanta, Inc.                                  80,799
     6,153  Tellabs, Inc.*                                            53,777
                                                                ------------
                                                                   5,754,274
----------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 3.6%
     6,549  Apple Computer, Inc.*                                    213,105
    43,643  Dell, Inc.*                                            1,563,292
    45,971  EMC Corp.*                                               524,069
     4,846  Gateway, Inc.*                                            21,807
    53,201  Hewlett Packard Co.                                    1,122,541
    29,422  Int'l. Business Machines                               2,593,549
     2,204  Lexmark Int'l. Group, Inc.*                              212,752
     1,466  NCR Corp.*                                                72,699
     6,233  Network Appliance, Inc.*                                 134,197
    55,932  Sun Microsystems, Inc.*                                  242,745
                                                                ------------
                                                                   6,700,756
----------------------------------------------------------------------------
CONSTRUCTION AND ENGINEERING -- 0.1%
     2,106  Fluor Corp.                                              100,393
----------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.0%
     1,518  Vulcan Materials Co.                                      72,181
----------------------------------------------------------------------------
CONSUMER FINANCE -- 1.3%
    22,837  American Express Co.                                   1,173,365
     4,124  Capital One Financial Corp.                              281,999
    21,786  MBNA Corp.                                               561,861
     4,322  Providian Financial Corp.*                                63,404
     7,586  SLM Corp.                                                306,854
                                                                ------------
                                                                   2,387,483
----------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.2%
       849  Ball Corp.                                                61,170
     2,984  Bemis Co., Inc.                                           84,298
     2,370  Pactiv Corp.*                                             59,108
     1,255  Sealed Air Corp.*                                         66,854
       802  Temple-Inland, Inc.                                       55,539
                                                                ------------
                                                                     326,969
----------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
     2,613  Genuine Parts Co.                                        103,684
----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
    89,038  Citigroup, Inc.                                        4,140,267
     2,324  Moody's Corp.                                            150,270
     5,188  Principal Financial Group, Inc.                          180,438
                                                                ------------
                                                                   4,470,975
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Shares                                                                 Value
----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.7%
     5,102  ALLTEL Corp.                                        $    258,263
    12,695  AT & T Corp.                                             185,728
    32,063  BellSouth Corp.                                          840,692
     2,122  CenturyTel, Inc.                                          63,745
     4,221  Citizens Comm. Co.*                                       51,074
    32,677  Qwest Comm. Int'l., Inc.*                                117,311
    57,053  SBC Comm., Inc.                                        1,383,535
    23,682  Sprint Corp. (FON Group)                                 416,803
    48,736  Verizon Comm.                                          1,763,756
                                                                ------------
                                                                   5,080,907
----------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.9%
     1,880  Allegheny Energy, Inc.*                                   28,971
     2,715  Ameren Corp.                                             116,636
     6,474  American Electric Power, Inc.                            207,168
     4,548  CenterPoint Energy, Inc.                                  52,302
     3,156  CiNergy Corp.                                            119,928
     2,152  CMS Energy Corp.*                                         19,648
     3,764  Consolidated Edison, Inc.                                149,657
     4,105  DTE Energy Co.                                           166,417
     6,073  Edison Int'l.                                            155,287
     3,852  Entergy Corp.                                            215,750
    16,392  Exelon Corp.                                             545,690
     5,251  FirstEnergy Corp.                                        196,440
     3,106  FPL Group, Inc.                                          198,629
     6,780  PG&E Corp.*                                              189,433
     1,550  Pinnacle West Capital Corp.                               62,604
     2,808  PPL Corp.                                                128,887
     4,078  Progress Energy, Inc.                                    179,636
    13,384  Southern Co.                                             390,143
     2,588  TECO Energy, Inc.                                         31,030
     5,672  TXU Corp.                                                229,773
     5,953  Xcel Energy, Inc.                                         99,475
                                                                ------------
                                                                   3,483,504
----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
     2,932  American Power Conversion Corp.                           57,614
     1,394  Cooper Inds. Ltd.                                         82,818
     7,195  Emerson Electric Co.                                     457,242
     1,194  Power-One, Inc.*                                          13,110
     2,779  Rockwell Automation, Inc.                                104,240
       872  Thomas & Betts Corp.*                                     23,745
                                                                ------------
                                                                     738,769
----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.5%
     7,769  Agilent Technologies, Inc.*                              227,476
     2,956  Jabil Circuit, Inc.*                                      74,432
     2,894  Molex, Inc.                                               92,839
     1,870  PerkinElmer, Inc.                                         37,475
     9,102  Sanmina-SCI Corp.*                                        82,828
    12,321  Solectron Corp.*                                          79,717
     3,432  Symbol Technologies, Inc.                                 50,588
     1,335  Tektronix, Inc.                                           45,417
     2,490  Thermo Electron Corp.*                                    76,543
     1,962  Waters Corp.*                                             93,744
                                                                ------------
                                                                     861,059
----------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 0.9%
     2,344  B.J. Svcs. Co.*                                          107,449
     5,815  Baker Hughes, Inc.                                       218,935
     7,481  Halliburton Co.                                          226,375
     3,160  Nabors Inds., Inc.                                       142,895
     2,007  Noble Corp.                                               76,045
     5,402  Rowan Cos., Inc.*                                        131,431
     9,779  Schlumberger Ltd.                                        621,064
     5,170  Transocean, Inc.*                                        149,620
                                                                ------------
                                                                   1,673,814
----------------------------------------------------------------------------
FOOD AND STAPLES RETAILING -- 3.3%
     6,087  Albertson's, Inc.                                        161,549
     7,957  Costco Wholesale Corp.                                   326,794
     6,646  CVS Corp.                                                279,265
    16,796  Kroger Co.*                                              305,687
     7,770  Safeway, Inc.*                                           196,892
     2,000  Supervalu, Inc.                                           61,220
    10,594  Sysco Corp.                                              380,007
    73,945  Wal-Mart Stores, Inc.                                  3,901,338
    16,680  Walgreen Co.                                             603,983
     3,277  Winn-Dixie Stores, Inc.                                   23,594
                                                                ------------
                                                                   6,240,329
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC 500 Index Fund

June 30, 2004 (Unaudited)


----------------------------------------------------------------------------
Shares                                                                 Value
----------------------------------------------------------------------------
FOOD PRODUCTS -- 1.3%
    11,388  Archer-Daniels-Midland Co.                          $    191,091
     7,064  Campbell Soup Co.                                        189,880
     8,985  ConAgra Foods, Inc.                                      243,314
     6,325  General Mills, Inc.                                      300,627
     5,712  H.J. Heinz Co.                                           223,911
     7,786  Hershey Foods Corp.                                      360,258
     6,792  Kellogg Co.                                              284,245
     2,128  McCormick & Co., Inc.                                     72,352
    12,896  Sara Lee Corp.                                           296,479
     4,322  W.M. Wrigley Jr. Co.                                     272,502
                                                                ------------
                                                                   2,434,659
----------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
     2,794  KeySpan Corp.                                            102,540
       938  NICOR, Inc.                                               31,864
     4,793  NiSource, Inc.                                            98,831
       605  Peoples Energy Corp.                                      25,501
                                                                ------------
                                                                     258,736
----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT AND SUPPLIES -- 2.2%
     3,176  Applera Corp.-Applied Biosystems Group                    69,078
       806  Bausch & Lomb, Inc.                                       52,446
    10,086  Baxter Int'l., Inc.                                      348,068
     4,439  Becton Dickinson & Co., Inc.                             229,940
     3,938  Biomet, Inc.                                             175,005
    14,275  Boston Scientific Corp.*                                 610,970
     1,542  C.R. Bard, Inc.                                           87,354
     5,027  Guidant Corp.                                            280,909
     2,597  Hospira, Inc.*                                            71,677
    20,640  Medtronic, Inc.                                        1,005,581
       723  Millipore Corp.*                                          40,756
     3,145  St. Jude Medical, Inc.*                                  237,919
     8,212  Stryker Corp.                                            451,660
     4,170  Zimmer Hldgs., Inc.                                      367,794
                                                                ------------
                                                                   4,029,157
----------------------------------------------------------------------------
HEALTH CARE PROVIDERS AND SERVICES -- 2.1%
     2,623  Aetna, Inc.                                              222,955
     2,113  AmerisourceBergen Corp.                                  126,315
     2,408  Anthem, Inc.*                                            215,661
     7,468  Cardinal Health, Inc.                                    523,133
     7,500  Caremark Rx, Inc.*                                       247,050
     2,096  Cigna Corp.                                              144,226
     1,219  Express Scripts, Inc.*                                    96,581
     8,330  HCA, Inc.                                                346,445
     4,134  Health Management Associates, Inc.                        92,684
     2,535  Humana, Inc.*                                             42,842
     4,244  IMS Health, Inc.                                          99,479
     1,471  Manor Care, Inc.                                          48,072
     5,159  McKesson Corp.                                           177,108
     5,134  Medco Health Solutions, Inc.*                            192,525
     1,848  Quest Diagnostics, Inc.                                  156,988
     7,310  Tenet Healthcare Corp.*                                   98,027
    10,650  UnitedHealth Group                                       662,963
     3,245  Wellpoint Health Networks, Inc.*                         363,472
                                                                ------------
                                                                   3,856,526
----------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.3%
    10,827  Carnival Corp.                                           508,869
     2,562  Darden Restaurants, Inc.                                  52,649
     1,671  Harrah's Entertainment, Inc.                              90,401
     5,624  Hilton Hotels Corp.                                      104,944
     5,884  Int'l. Game Technology                                   227,123
     3,616  Marriott Int'l., Inc.                                    180,366
    21,961  McDonald's Corp.                                         570,986
     6,582  Starbucks Corp.*                                         286,185
     5,283  Starwood Hotels & Resorts Worldwide, Inc.                236,943
     1,730  Wendy's Int'l., Inc.                                      60,273
     5,173  Yum! Brands, Inc.*                                       192,539
                                                                ------------
                                                                   2,511,278
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Shares                                                                 Value
----------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.5%
     1,205  Black & Decker Corp.                                $     74,867
     2,442  Centex Corp.                                             111,721
     2,245  Fortune Brands, Inc.                                     169,340
       745  KB Home                                                   51,129
     2,928  Leggett & Platt, Inc.                                     78,207
     1,166  Maytag Corp.                                              28,579
     5,096  Newell Rubbermaid, Inc.                                  119,756
     2,430  Pulte Homes, Inc.                                        126,433
       873  Snap-On, Inc.                                             29,289
     1,281  Stanley Works                                             58,388
     1,020  Whirlpool Corp.                                           69,972
                                                                ------------
                                                                     917,681
----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.0%
     3,445  Clorox Co.                                               185,272
     9,118  Colgate-Palmolive Co.                                    532,947
     8,429  Kimberly-Clark Corp.                                     555,302
    44,790  Procter & Gamble Co.                                   2,438,368
                                                                ------------
                                                                   3,711,889
----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.4%
    13,794  3M Co.                                                 1,241,598
   175,753  General Electric Co.                                   5,694,397
     2,366  Textron, Inc.                                            140,422
    34,978  Tyco Int'l. Ltd.                                       1,159,171
                                                                ------------
                                                                   8,235,588
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 1.2%
     2,300  Affiliated Computer Svcs., Inc.*                         121,762
     9,913  Automatic Data Processing, Inc.                          415,157
     3,266  Computer Sciences Corp.*                                 151,640
     2,590  Convergys Corp.*                                          39,886
     8,214  Electronic Data Systems Corp.                            157,298
    15,929  First Data Corp.                                         709,159
     3,775  Fiserv, Inc.*                                            146,810
     6,297  Paychex, Inc.                                            213,342
     2,167  Sabre Hldgs. Corp.                                        60,048
     5,126  SunGard Data Systems, Inc.*                              133,276
     4,833  Unisys Corp.*                                             67,082
                                                                ------------
                                                                   2,215,460
----------------------------------------------------------------------------
INSURANCE -- 4.5%
     4,624  ACE Ltd.                                                 195,503
     8,897  AFLAC, Inc.                                              363,086
    11,699  Allstate Corp.                                           544,588
     2,084  Ambac Financial Group, Inc.                              153,049
    45,103  American Int'l. Group, Inc.                            3,214,942
     5,608  Aon Corp.                                                159,660
     3,268  Chubb Corp.                                              222,812
     4,643  Cincinnati Financial Corp.                               202,063
     4,690  Hartford Financial Svcs. Group, Inc.                     322,391
     2,210  Jefferson-Pilot Corp.                                    112,268
     2,755  Lincoln Nat'l. Corp.                                     130,174
     3,221  Loews Corp.                                              193,131
     8,551  Marsh & McLennan Cos., Inc.                              388,044
     2,700  MBIA, Inc.                                               154,224
    12,872  MetLife, Inc.                                            461,461
     3,556  Progressive Corp.                                        303,327
     9,477  Prudential Financial, Inc.                               440,396
     2,047  SAFECO Corp.                                              90,068
    11,197  St. Paul Travelers Cos., Inc.                            453,931
     1,782  Torchmark Corp.                                           95,872
     4,910  UnumProvident Corp.                                       78,069
     2,356  XL Capital Ltd.                                          177,784
                                                                ------------
                                                                   8,456,843
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC 500 Index Fund

June 30, 2004 (Unaudited)


----------------------------------------------------------------------------
Shares                                                                 Value
----------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 0.6%
    11,574  eBay, Inc.*                                         $  1,064,229
----------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 0.4%
    22,676  Yahoo! Inc.*                                             823,819
----------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 0.2%
     1,348  Brunswick Corp.                                           54,998
     4,363  Eastman Kodak Co.                                        117,714
     2,589  Hasbro, Inc.                                              49,191
     6,533  Mattel, Inc.                                             119,227
                                                                ------------
                                                                     341,130
----------------------------------------------------------------------------
MACHINERY -- 1.4%
     6,347  Caterpillar, Inc.                                        504,206
       895  Crane Co.                                                 28,094
       618  Cummins, Inc.                                             38,625
     5,066  Danaher Corp.                                            262,672
     3,966  Deere & Co.                                              278,175
     3,432  Dover Corp.                                              144,487
     2,646  Eaton Corp.                                              171,302
     5,704  Illinois Tool Works, Inc.                                546,957
     2,897  Ingersoll-Rand Co.                                       197,894
     1,371  ITT Inds., Inc.                                          113,793
     1,251  Navistar Int'l. Corp.*                                    48,489
     3,049  PACCAR, Inc.                                             176,811
     2,232  Pall Corp.                                                58,456
     1,765  Parker-Hannifin Corp.                                    104,947
                                                                ------------
                                                                   2,674,908
----------------------------------------------------------------------------
MEDIA -- 3.6%
     9,954  Clear Channel Comm., Inc.                                367,800
    39,788  Comcast Corp. -- Class A*                              1,115,258
     1,257  Dow Jones & Co., Inc.                                     56,691
     4,613  Gannett Co., Inc.                                        391,413
     7,803  Interpublic Group Cos., Inc.*                            107,135
     1,544  Knight-Ridder, Inc.                                      111,168
     3,262  McGraw-Hill Cos., Inc.                                   249,771
       742  Meredith Corp.                                            40,780
     3,273  New York Times Co.                                       146,336
     3,111  Omnicom Group, Inc.                                      236,094
    80,524  Time Warner, Inc.*                                     1,415,612
     5,018  Tribune Co.                                              228,520
     5,466  Univision Comm., Inc.*                                   174,529
    31,475  Viacom, Inc.                                           1,124,287
    34,616  Walt Disney Co.                                          882,362
                                                                ------------
                                                                   6,647,756
----------------------------------------------------------------------------
METALS AND MINING -- 0.6%
    14,925  Alcoa, Inc.                                              492,973
     1,206  Allegheny Technologies, Inc.                              21,768
     3,191  Freeport-McMoran Copper & Gold, Inc.                     105,782
     7,104  Newmont Mining Corp.                                     275,351
     1,169  Nucor Corp.                                               89,732
     1,548  Phelps Dodge Corp.                                       119,986
     1,988  United States Steel Corp.                                 69,819
     1,280  Worthington Inds., Inc.                                   26,278
                                                                ------------
                                                                   1,201,689
----------------------------------------------------------------------------
MULTILINE RETAIL -- 1.0%
     1,734  Big Lots, Inc.*                                           25,074
     1,262  Dillards, Inc.                                            28,143
     6,584  Dollar General Corp.                                     128,783
     2,592  Family Dollar Stores, Inc.                                78,849
     3,013  Federated Department Stores, Inc.                        147,938
     5,398  J.C. Penney Co., Inc.                                    203,828
     5,713  Kohl's Corp.*                                            241,546
     5,409  May Department Stores Co.                                148,693
     2,020  Nordstrom, Inc.                                           86,072
     4,179  SearsRoebuck & Co.                                       157,799
    15,146  Target Corp.                                             643,251
                                                                ------------
                                                                   1,889,976
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Shares                                                                 Value
----------------------------------------------------------------------------
MULTI-UTILITIES AND UNREGULATED POWER -- 0.6%
    10,360  AES Corp.*                                          $    102,875
     5,634  Calpine Corp.*                                            24,339
     2,458  Constellation Energy Group, Inc.                          93,158
     5,457  Dominion Resources, Inc.                                 344,228
    14,679  Duke Energy Corp.                                        297,837
     5,523  Dynegy, Inc.*                                             23,528
     3,884  Public Svc. Enterprise Group, Inc.                       155,476
     3,894  Sempra Energy                                            134,070
                                                                ------------
                                                                   1,175,511
----------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
    13,191  Xerox Corp.*                                             191,270
----------------------------------------------------------------------------
OIL AND GAS -- 5.6%
     2,535  Amerada Hess Corp.                                       200,747
     4,593  Anadarko Petroleum Corp.                                 269,150
     5,496  Apache Corp.                                             239,351
     1,031  Ashland, Inc.                                             54,447
     6,900  Burlington Resources, Inc.                               249,642
    18,312  ChevronTexaco Corp.                                    1,723,342
    11,419  ConocoPhillips                                           871,156
     3,948  Devon Energy Corp.                                       260,568
    10,590  El Paso Corp.                                             83,449
     1,737  EOG Resources, Inc.                                      103,716
   112,565  Exxon Mobil Corp.                                      4,999,012
     2,029  Kerr-McGee Corp.                                         109,099
     2,245  Kinder Morgan, Inc.                                      133,106
     5,386  Marathon Oil Corp.                                       203,806
     6,729  Occidental Petroleum Corp.                               325,751
     2,541  Sunoco, Inc.                                             161,658
     4,076  Unocal Corp.                                             154,888
     2,300  Valero Energy Corp.                                      169,648
     9,325  Williams Cos., Inc.                                      110,968
                                                                ------------
                                                                  10,423,504
----------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.5%
     4,327  Georgia-Pacific Corp.                                    160,012
     8,205  Int'l. Paper Co.                                         366,764
     1,564  Louisiana-Pacific Corp.                                   36,989
     2,990  MeadWestvaco Corp.                                        87,876
     3,710  Weyerhaeuser Co.                                         234,175
                                                                ------------
                                                                     885,816
----------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.6%
     1,303  Alberto-Culver Co.                                        65,332
     7,896  Avon Products, Inc.                                      364,322
    17,408  Gillette Co.                                             738,099
                                                                ------------
                                                                   1,167,753
----------------------------------------------------------------------------
PHARMACEUTICALS -- 7.7%
    27,279  Abbott Laboratories                                    1,111,892
     2,263  Allergan, Inc.                                           202,584
    32,257  Bristol-Myers Squibb Corp.                               790,297
    19,439  Eli Lilly & Co.                                        1,358,980
     6,079  Forest Laboratories, Inc.*                               344,254
    50,643  Johnson & Johnson                                      2,820,815
     3,645  King Pharmaceuticals, Inc.*                               41,735
    39,011  Merck & Co., Inc.                                      1,853,022
     4,500  Mylan Laboratories, Inc.                                  91,125
   130,803  Pfizer, Inc.                                           4,483,927
    25,720  Schering-Plough Corp.                                    475,306
     1,956  Watson Pharmaceuticals, Inc.*                             52,616
    23,669  Wyeth                                                    855,871
                                                                ------------
                                                                  14,482,424
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC 500 Index Fund

June 30, 2004 (Unaudited)


----------------------------------------------------------------------------
Shares                                                                 Value
----------------------------------------------------------------------------
REAL ESTATE -- 0.4%
     1,463  Apartment Investment & Management Co.               $     45,543
     6,263  Equity Office Pptys. Trust                               170,354
     5,321  Equity Residential                                       158,193
     3,362  Plum Creek Timber Co., Inc.                              109,534
     2,792  ProLogis                                                  91,913
     3,202  Simon Ppty. Group, Inc.                                  164,647
                                                                ------------
                                                                     740,184
----------------------------------------------------------------------------
ROAD AND RAIL -- 0.4%
     6,461  Burlington Northern Santa Fe                             226,587
     3,184  CSX Corp.                                                104,340
     6,829  Norfolk Southern Corp.                                   181,105
     4,542  Union Pacific Corp.                                      270,022
                                                                ------------
                                                                     782,054
----------------------------------------------------------------------------
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 3.6%
     6,202  Advanced Micro Devices, Inc.                              98,612
     6,790  Altera Corp.*                                            150,874
     6,027  Analog Devices, Inc.                                     283,751
    29,509  Applied Materials, Inc.*                                 578,966
     4,503  Applied Micro Circuits Corp.*                             23,956
     4,897  Broadcom Corp.*                                          229,033
   112,153  Intel Corp.                                            3,095,423
     3,328  KLA-Tencor Corp.*                                        164,337
     5,347  Linear Technology Corp.                                  211,046
     5,561  LSI Logic Corp.*                                          42,375
     5,529  Maxim Integrated Products, Inc.                          289,830
    10,828  Micron Technology, Inc.*                                 165,777
     6,658  National Semiconductor Corp.*                            146,409
     2,370  Novellus Systems, Inc.*                                   74,513
     2,289  NVIDIA Corp.*                                             46,924
     3,328  PMC-Sierra, Inc.*                                         47,757
     3,377  Teradyne, Inc.*                                           76,658
    31,480  Texas Instruments, Inc.                                  761,186
     5,730  Xilinx, Inc.                                             190,866
                                                                ------------
                                                                   6,678,293
----------------------------------------------------------------------------
SOFTWARE -- 4.5%
     3,590  Adobe Systems, Inc.                                      166,935
     1,715  Autodesk, Inc.                                            73,419
     3,606  BMC Software, Inc.*                                       66,711
     2,616  Citrix Systems, Inc.*                                     53,262
     9,555  Computer Associates Int'l., Inc.                         268,113
     5,622  Compuware Corp.*                                          37,105
     4,900  Electronic Arts, Inc.*                                   267,295
     3,165  Intuit, Inc.*                                            122,106
     3,257  Mercury Interactive Corp.*                               162,296
   186,465  Microsoft Corp.                                        5,325,441
     7,029  Novell, Inc.*                                             58,973
    89,836  Oracle Corp.*                                          1,071,744
     3,906  Parametric Technology Corp.*                              19,530
     6,000  PeopleSoft, Inc.*                                        111,000
     9,147  Siebel Systems, Inc.*                                     97,690
     5,277  Symantec Corp.*                                          231,027
     6,867  VERITAS Software Corp.*                                  190,216
                                                                ------------
                                                                   8,322,863
----------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.3%
     4,700  AutoNation, Inc.*                                         80,370
     1,474  AutoZone, Inc.*                                          118,067
     5,064  Bed, Bath & Beyond, Inc.*                                194,711
     5,827  Best Buy Co., Inc.                                       295,662
     2,141  Boise Cascade Corp.                                       80,587
     3,140  Circuit City Stores, Inc.                                 40,663
    40,030  Home Depot, Inc.                                       1,409,056
     9,195  Limited Brands                                           171,947
    13,284  Lowe's Cos., Inc.                                        698,074
     4,624  Office Depot, Inc.*                                       82,816
     2,565  RadioShack Corp.                                          73,436
     2,251  Sherwin-Williams Co.                                      93,529
     7,860  Staples, Inc.                                            230,377
    14,914  The Gap, Inc.                                            361,664
     2,179  Tiffany & Co.                                             80,296
     8,072  TJX Cos., Inc.                                           194,858
     3,176  Toys R Us, Inc.*                                          50,594
                                                                ------------
                                                                   4,256,707
----------------------------------------------------------------------------
TEXTILES, APPAREL AND LUXURY GOODS -- 0.3%
     1,927  Jones Apparel Group, Inc.                                 76,078
     1,595  Liz Claiborne, Inc.                                       57,388
     4,408  NIKE, Inc.                                               333,906
       893  Reebok Int'l. Ltd.                                        32,130
     1,636  V.F. Corp.                                                79,673
                                                                ------------
                                                                     579,175
----------------------------------------------------------------------------
THRIFTS AND MORTGAGE FINANCE -- 1.7%
     5,255  Countrywide Financial Corp.                              369,164
    11,687  Federal Home Loan Mortgage Corp.                         739,787
    16,613  Federal National Mortgage Assn.                        1,185,504
     2,553  Golden West Financial Corp.                              271,511
     1,536  MGIC Investment Corp.                                    116,521
    15,091  Washington Mutual, Inc.                                  583,116
                                                                ------------
                                                                   3,265,603
----------------------------------------------------------------------------
TOBACCO -- 1.1%
    35,827  Altria Group, Inc.                                     1,793,141
     1,339  R.J. Reynolds Tobacco Hldgs., Inc.                        90,503
     2,531  UST, Inc.                                                 91,116
                                                                ------------
                                                                   1,974,760
----------------------------------------------------------------------------
TRADING COMPANIES AND DISTRIBUTORS -- 0.1%
     2,192  W.W. Grainger, Inc.                                      126,040
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
    48,260  AT & T Wireless Svcs., Inc.*                             691,083
    18,735  Nextel Comm., Inc.*                                      499,475
                                                                ------------
                                                                   1,190,558
----------------------------------------------------------------------------
            TOTAL COMMON STOCKS (COST $170,105,568)             $183,411,370
----------------------------------------------------------------------------

U.S. GOVERNMENT SECURITY -- 0.3%
Principal
Amount                                                                 Value

----------------------------------------------------------------------------
$  500,000  U.S. Treasury Bill 1.005% due 8/19/2004 (1)
              (COST $499,316)                                   $    499,316
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC 500 Index Fund

June 30, 2004 (Unaudited)



REPURCHASE AGREEMENT -- 1.8%
Principal
Amount                                                                 Value

----------------------------------------------------------------------------
$3,452,000  State Street Bank and Trust Co.
            repurchase agreement,
            dated 6/30/2004, maturity
            value $3,452,129 at
            1.35%, due 7/1/2004 (2)
              (COST $3,452,000)                                 $  3,452,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.3%
  (COST $174,056,884)                                            187,362,686
LIABILITIES IN EXCESS OF CASH, RECEIVABLES AND
  OTHER ASSETS -- (0.3)%                                            (561,012)
----------------------------------------------------------------------------
NET ASSETS -- 100%                                              $186,801,674
----------------------------------------------------------------------------


 *  Non-income producing security.

(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.

(2) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.


PURCHASED FUTURES CONTRACTS
                                        Unrealized
Contracts   Description   Expiration  Appreciation
--------------------------------------------------
14         S&P 500 Index    9/2004    $      9,088
--------------------------------------------------

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC 500 Index Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Investments, at market (cost $174,056,884)    $ 187,362,686
  Cash                                                 38,364
  Dividends receivable                                203,987
  Receivable for fund shares sold                     193,808
  Receivable for variation margin                      16,100
  Interest receivable                                     129
  Other assets                                          1,546
                                                -------------
    TOTAL ASSETS                                  187,816,620
                                                -------------

LIABILITIES
  Payable for fund shares redeemed                    932,403
  Accrued expenses                                     40,814
  Due to GIS                                           41,729
                                                -------------
    TOTAL LIABILITIES                               1,014,946
                                                -------------
    NET ASSETS                                  $ 186,801,674
                                                =============
COMPONENTS OF NET ASSETS
  Capital stock, at par                         $      22,340
  Additional paid-in capital                      306,186,764
  Undistributed net investment income                 225,584
  Accumulated net realized loss on investments   (132,947,903)
  Net unrealized appreciation on investments       13,314,889
                                                -------------
    NET ASSETS                                  $ 186,801,674
                                                =============
SHARES OUTSTANDING--$0.001 PAR VALUE               22,340,321
                                                =============
NET ASSET VALUE PER SHARE                       $        8.36
                                                =============


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                        $1,437,446
  Interest                                             23,995
  Less: Foreign tax withheld                             (134)
                                                   ----------
    Total Income                                    1,461,307
                                                   ----------

  EXPENSES:
    Investment advisory fees--Note B                  223,880
    Custodian fees                                     61,542
    Audit fees                                         11,362
    Printing expense                                   10,092
    Directors' fees--Note B                             5,243
    Other                                              15,216
                                                   ----------
      Total Expenses before reimbursement             327,335
    Less: Expenses assumed by investment
      adviser--Note B                                 (76,583)
                                                   ----------
      Net Expenses                                    250,752
                                                   ----------
  NET INVESTMENT INCOME                             1,210,555
                                                   ----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS--NOTE C
    Net realized gain on investments                  199,947
    Net change in unrealized appreciation of
      investments                                   4,294,181
    Net change in unrealized appreciation of
      futures contracts                                71,366
                                                   ----------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS   4,565,494
                                                   ----------
    NET INCREASE IN NET ASSETS
      FROM OPERATIONS                              $5,776,049
                                                   ==========

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC 500 Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED               YEAR ENDED
                                                                         JUNE 30, 2004              DECEMBER 31, 2003
                                                                          (UNAUDITED)                   (AUDITED)
                                                                        ----------------            -----------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                                 $  1,210,555                $  2,147,274
    Net realized gain/(loss) on investments                                    199,947                  (2,247,038)
    Net change in unrealized appreciation/(depreciation) of
      investments and futures contracts                                      4,365,547                  37,104,952
                                                                          ------------                ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   5,776,049                  37,005,188
                                                                          ------------                ------------
  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income                                                     (999,012)                 (2,256,926)
                                                                          ------------                ------------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets from capital share
      transactions--Note E                                                  11,199,694                   8,092,801
                                                                          ------------                ------------
  NET INCREASE IN NET ASSETS                                                15,976,731                  42,841,063

NET ASSETS:
Beginning of period                                                        170,824,943                 127,983,880
                                                                          ------------                ------------
End of period*                                                            $186,801,674                $170,824,943
                                                                          ============                ============

* Includes undistributed net investment income of:                        $    225,584                $     14,041

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC 500 Index Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     The Guardian VC 500 Index Fund (the Fund or GVC500F) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

     Shares of GVC500F are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

     Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

     Other securities, including securities for which market quotations are not readily available (such as certain restricted securities and foreign securities subject to a "significant event") are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated.

     Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVC500F are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

     GVC500F is permitted to buy international securities that are not U.S. dollar denominated. GVC500F's books and records are maintained in U.S. dollars as follows:

     (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

     (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations as follows:

     Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GVC500F earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in

/ /  The Guardian VC 500 Index Fund

June 30, 2004 (Unaudited)


unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

     GVC500F may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVC500F. When forward contracts are closed, GVC500F will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVC500F will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of the its portfolio securities or other assets denominated in that currency.

Futures Contracts

     GVC500F may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVC500F is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVC500F each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVC500F. The daily changes in the variation margin are recognized as unrealized gains or losses by GVC500F. GVC500F may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVC500F may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

     Dividends from net investment income are declared and paid semi-annually for GVC500F. Net realized short-term and long-term capital gains for GVC500F will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVC500F at the net asset value on the ex-dividend date.

     All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     GVC500F has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO OR FROM RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .25% of the average daily net assets of the Fund. GIS voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds ..28% of the average daily net assets of GVC500F. GIS subsidized .09% of the ordinary operating expenses of GVC500F or $76,583 for the six months ended June 30, 2004.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund

/ /  The Guardian VC 500 Index Fund

June 30, 2004 (Unaudited)


Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $12,246,154 and $278,653, respectively, during the six months ended June 30, 2004.

     The cost of investment owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2004 aggregated $30,510,651 and $17,204,850, respectively, resulting in net unrealized appreciation of $13,305,801.

NOTE D.  REPURCHASE AGREEMENTS
     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVC500F will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVC500F maintains the right to sell the collateral and may claim any resulting loss against the seller.

NOTE E.  TRANSACTIONS IN CAPITAL STOCK

     There are 200,000,000 shares of $0.001 par value capital stock authorized for GVC500F.

     Transactions in capital stock were as follows:

                                                    Six Months Ended       Year Ended       Six Months Ended       Year Ended
                                                      June 30, 2004     December 31, 2003     June 30, 2004     December 31, 2003
                                                       (Unaudited)          (Audited)          (Unaudited)          (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                             2,181,680           5,826,392          $18,042,211        $ 41,645,719
Shares issued in reinvestment of dividends                101,787             243,758              846,870           1,889,505
Shares repurchased                                       (932,469)         (4,941,832)          (7,689,387)        (35,442,423)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE                                            1,350,998           1,128,318          $11,199,694        $  8,092,801
---------------------------------------------------------------------------------------------------------------------------------

NOTE F.  LINE OF CREDIT

     A $100,000,000 line of credit available to all of GVC500F and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the funds borrowed against this line of credit.

     The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

/ /  The Guardian VC 500 Index Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                          SIX MONTHS                                                     PERIOD FROM
                                             ENDED           YEAR ENDED DECEMBER 31, (AUDITED)       AUGUST 25, 1999+ TO
                                         JUNE 30, 2004   -----------------------------------------    DECEMBER 31, 1999
                                          (UNAUDITED)      2003       2002       2001       2000          (AUDITED)
                                         -------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...    $   8.14      $   6.44   $   8.47   $   9.72   $  10.75        $  10.14
                                           --------      --------   --------   --------   --------        --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................        0.05          0.11       0.14       0.09       0.09            0.03
  Net realized and unrealized
    gain/(loss) on investments.........        0.22          1.70      (2.03)     (1.25)     (1.01)           0.61
                                           --------      --------   --------   --------   --------        --------
  Net increase/(decrease) from
    investment operations..............        0.27          1.81      (1.89)     (1.16)     (0.92)           0.64
                                           --------      --------   --------   --------   --------        --------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income................       (0.05)        (0.11)     (0.14)     (0.09)     (0.09)          (0.03)
  Net realized gain on investments.....          --            --         --      (0.00)(a)    (0.02)            --
                                           --------      --------   --------   --------   --------        --------
  Total dividends and distributions....       (0.05)        (0.11)     (0.14)     (0.09)     (0.11)          (0.03)
                                           --------      --------   --------   --------   --------        --------
NET ASSET VALUE, END OF PERIOD.........    $   8.36      $   8.14   $   6.44   $   8.47   $   9.72        $  10.75
                                           --------      --------   --------   --------   --------        --------
TOTAL RETURN*..........................        3.26%(b)     28.25%    (22.42)%   (11.92)%    (8.66)%          6.38%(b)
                                           --------      --------   --------   --------   --------        --------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)...........................    $186,802      $170,825   $127,984   $366,544   $294,600        $217,804
  Ratio of expenses to average net
    assets.............................        0.28%(c)      0.28%      0.28%      0.28%      0.28%           0.36%(c)
  Ratio of expenses after custody
    credits to average net assets......         N/A           N/A        N/A        N/A        N/A            0.29%(c)
  Ratio of expenses, excluding waivers,
    to average net assets..............        0.37%(c)      0.40%      0.34%      0.33%      0.34%           0.36%(c)
  Ratio of net investment income to
    average net assets.................        1.35%(c)      1.51%      1.29%      1.14%      0.93%           0.99%(c)
  Portfolio turnover rate..............           0%           12%        17%         1%         1%              1%

+   Commencement of operations.

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
    Inclusion of such charges would reduce the total returns for all periods shown.

(a) Rounds to less than $0.01.

(b) Not Annualized.

(c) Annualized.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC 500 Index Fund

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

/ /   THE GUARDIAN VC ASSET ALLOCATION FUND                    SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


[PHOTO]
Jonathan C. Jankus, C.F.A.
Co-Portfolio Manager

[PHOTO]
Stewart Johnson,
Co-Portfolio Manager

OBJECTIVE:
Long term total investment return consistent with moderate investment risk

PORTFOLIO:
Generally purchases shares of
The Guardian VC 500 Index,
The Guardian Stock,
The Guardian Bond and/or
The Guardian Cash Funds.
Also invests in individual securities and uses futures to manage allocations among the equity, debt and money market asset classes.

INCEPTION:
September 15, 1999

NET ASSETS AT
JUNE 30, 2004:
$52,739,990

PORTFOLIO COMPOSITION BY ASSET CLASS (AS OF 6/30/04 AND 12/31/03)

                                                          CASH                    FIXED INCOME                COMMON STOCKS
                                                          ----                    ------------                -------------
The Guardian VC Asset Allocation Fund, June               0.28%                       0.18%                       99.54%
  30, 2004
The Guardian VC Asset Allocation Fund,                    1.49%                       0.13%                       98.38%
  December 31, 2003

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)


                                YEAR        1      3      5    10    SINCE INCEPTION
                                TO DATE    YR     YRS    YRS   YRS   9/15/1999
 The Guardian VC
   Asset Allocation Fund         3.12%    18.15%  0.80%  --    --         1.51%
 Custom Index: 60% S&P 500
   Index and 40% Lehman
   Aggregate Bond Index          2.13%    11.36%  2.50%  --    --         2.31%

 - The Custom Index total return data is comprised of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index to reflect a 60/40 neutral weighting of the Fund.

--------------------------------------------------------------------------------
ABOUT INFORMATION CONTAINED IN THIS REPORT:
  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.
  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.
  - The S&P 500 Index is generally considered to be representative of U.S. stock market activity. The Lehman Brothers Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. Index returns are provided for comparative purposes. Please note that the indices are unmanaged and not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Funds.
  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  The Guardian VC Asset Allocation Fund

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



MUTUAL FUNDS -- 64.3%
Shares                                                                Value
---------------------------------------------------------------------------
EQUITY -- 53.6%
 3,380,940  The Guardian VC 500 Index Fund*+                    $28,264,659
---------------------------------------------------------------------------
FIXED INCOME -- 10.7%
   470,055  The Guardian Bond Fund, Inc.                          5,635,955
---------------------------------------------------------------------------
            TOTAL MUTUAL FUNDS
              (COST $36,150,852)                                 33,900,614
---------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES -- 3.6%
Principal
Amount                                                                Value
---------------------------------------------------------------------------
            U.S. Treasury Bills
$  100,000    0.917%, 7/8/2004(1)                               $    99,982
 1,700,000    0.94%, 7/29/2004(1)                                 1,698,757
   100,000    1.24%, 9/16/2004(1)                                    99,735
---------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT SECURITIES
              (COST $1,898,474)                                   1,898,474
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 32.0%
Principal
Amount                                                                Value
---------------------------------------------------------------------------
$8,000,000  Lehman Brothers
            repurchase agreement,
            dated 6/30/2004, maturity
            value $8,000,296 at
            1.33%, due 7/1/2004 (2)                             $ 8,000,000
 8,890,000  State Street Bank and Trust Co.
            repurchase agreement,
            dated 6/30/2004, maturity
            value $8,890,333 at
            1.35%, due 7/1/2004 (2)                               8,890,000
---------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS
              (COST $16,890,000)                                 16,890,000
---------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
  (COST $54,939,326)                                             52,689,088
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 0.1%                                           50,902
---------------------------------------------------------------------------
NET ASSETS -- 100%                                              $52,739,990
---------------------------------------------------------------------------

 *  The Guardian VC 500 Index Fund financials are included herein.

 + Affiliated issuer, as defined in the 1940 Act which includes issuers in which the Fund held 5% or more of the outstanding voting securities.

(1) The U.S. Treasury Bills are segregated as collateral to cover margin requirements on open futures contracts.

(2) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.


PURCHASED (P)/SOLD (S) FUTURES CONTRACTS
                                                       Unrealized
                                                    Appreciation/
Contracts  Type      Description       Expiration  (Depreciation)
-----------------------------------------------------------------
51          S    U.S. Treasury Notes,
                        5 Year           9/2004       $   (29,097)
85          P       S&P 500 Index        9/2004            38,217
                                                       ----------
                                                       $    9,120
-----------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC Asset Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Unaffiliated issuers, at identified cost*       $24,306,958
  Affiliated issuer, at identified cost            30,632,368
                                                  -----------
    TOTAL COST                                     54,939,326
                                                  -----------
  Unaffiliated issuers, at market                 $ 7,534,429
  Affiliated issuer, at market                     28,264,659
  Repurchase agreements                            16,890,000
                                                  -----------
    TOTAL INVESTMENTS                              52,689,088

  Cash                                                    758
  Receivable for variation margin                      97,750
  Receivable for fund shares sold                       6,019
  Interest receivable                                     629
  Other assets                                            674
                                                  -----------
    TOTAL ASSETS                                   52,794,918
                                                  -----------
LIABILITIES
  Payable for variation margin                         25,500
  Accrued expenses                                     16,321
  Payable for fund shares redeemed                      4,715
  Due to GIS                                            8,392
                                                  -----------
    TOTAL LIABILITIES                                  54,928
                                                  -----------
    NET ASSETS                                    $52,739,990
                                                  ===========
COMPONENTS OF NET ASSETS
  Capital stock, at par                           $     6,089
  Additional paid-in capital                       59,360,562
  Undistributed net investment income                 265,706
  Accumulated net realized loss on investments     (4,651,249)
  Net unrealized depreciation of investments       (2,241,118)
                                                  -----------
    NET ASSETS                                    $52,739,990
                                                  ===========
SHARES OUTSTANDING--$0.001 PAR VALUE                6,088,645
                                                  ===========
NET ASSET VALUE PER SHARE                         $      8.66
                                                  ===========


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------


INVESTMENT INCOME
  Dividends (including $152,142 received from
    affiliated issuer)                             $  264,062
  Interest                                             86,144
                                                   ----------
    Total Income                                      350,206
                                                   ----------

  EXPENSES:
    Investment advisory fees--Note B                  127,936
    Custodian fees                                     17,106
    Audit fees                                         10,940
    Directors' fees--Note B                             1,309
    Other                                               6,108
                                                   ----------
      Total Expenses before reimbursement             163,399
    Less: Expenses assumed by investment adviser
      (1)                                             (83,953)
                                                   ----------
    Net Expenses                                       79,446
                                                   ----------
  NET INVESTMENT INCOME                               270,760
                                                   ----------

REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS--NOTE C
    Net realized gain on investments                1,089,775
    Net realized gains received from underlying
      funds                                            12,362
    Net change in unrealized depreciation
      of investments                                  621,593
    Net change in unrealized appreciation
      of futures contracts                           (467,023)
                                                   ----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS                                  1,256,707
                                                   ----------
    NET INCREASE IN NET ASSETS
      FROM OPERATIONS                              $1,527,467
                                                   ==========

* Includes repurchase agreement.

(1) The fund does not impose any additional advisory fees for the portion of the fund's assets invested in other Guardian Funds.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED                YEAR ENDED
                                                                          JUNE 30, 2004              DECEMBER 31, 2003
                                                                           (UNAUDITED)                   (AUDITED)
                                                                        -----------------            -----------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                                  $   270,760                  $   588,467
    Net realized gain on investments                                         1,102,137                    2,964,757
    Net change in unrealized depreciation of investments
      and futures contracts                                                    154,570                    6,321,844
                                                                           -----------                  -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   1,527,467                    9,875,068
                                                                           -----------                  -----------

  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income                                                      (10,967)                  (1,287,566)
                                                                           -----------                  -----------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets from capital share
      transactions--Note G                                                   2,243,419                    5,820,194
                                                                           -----------                  -----------
  NET INCREASE IN NET ASSETS                                                 3,759,919                   14,407,696

NET ASSETS:
Beginning of period                                                         48,980,071                   34,572,375
                                                                           -----------                  -----------
End of period *                                                            $52,739,990                  $48,980,071
                                                                           ===========                  ===========

* Includes undistributed net investment income of:                         $   265,706                  $     5,913

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     The Guardian VC Asset Allocation Fund (the Fund or GVCAAF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

     Shares of GVCAAF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price. Investments in the underlying funds are valued at the closing net asset value of each underlying fund on the day of valuation.

     Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

     Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities and foreign securities subject to a "significant event") are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated.

     Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVCAAF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Forward Foreign Currency Contracts

     GVCAAF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVCAAF. When forward contracts are closed, GVCAAF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVCAAF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

     GVCAAF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts

/ /  The Guardian VC Asset Allocation Fund

June 30, 2004 (Unaudited)


based on financial indices at a fixed price on a future date. In entering into such contracts, GVCAAF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVCAAF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVCAAF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVCAAF. GVCAAF's investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GVCAAF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVCAAF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

     Dividends from net investment income are declared and paid semi-annually for GVCAAF. Net realized short-term and long-term capital gains for GVCAAF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVCAAF at the net asset value on the ex-dividend date.

     All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     GVCAAF has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO OR FROM RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are an annual rate of .50% of the average daily net assets of the Fund. There are no duplicative advisory fees charged to GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  INVESTMENT TRANSACTIONS

     There were no purchases and proceeds from sales of securities (excluding short-term securities) during the six months ended June 30, 2004.

     The cost of investments owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2004 aggregated $117,471 and $2,367,709, respectively, resulting in net unrealized depreciation of $2,250,238.

NOTE D.  REPURCHASE AGREEMENTS

     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVCAAF will require the seller to deposit additional collateral by the next business day. If

/ /  The Guardian VC Asset Allocation Fund

June 30, 2004 (Unaudited)


the request for additional collateral is not met, or the seller defaults, GVCAAF maintains the right to sell the collateral and may claim any resulting loss against the seller.

NOTE E.  REVERSE REPURCHASE AGREEMENTS

     GVCAAF may enter into reverse repurchase agreements with banks or third party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVCAAF enter into a reverse repurchase agreement, GVCAAF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVCAAF may be unable to deliver the securities when GVCAAF seeks to repurchase them.

NOTE F.  DOLLAR ROLL TRANSACTIONS

     GVCAAF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by GVCAAF of securities that it holds with an agreement by GVCAAF to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVCAAF may be unable to deliver the securities when GVCAAF seeks to repurchase them.

NOTE G.  TRANSACTIONS IN CAPITAL STOCK

     There are 100,000,000 shares of $0.001 par value capital stock authorized for GVCAAF.

     Transactions in capital stock were as follows:

                                          Six Months Ended          Year Ended          Six Months Ended          Year Ended
                                           June 30, 2004        December 31, 2003        June 30, 2004        December 31, 2003
                                            (Unaudited)             (Audited)             (Unaudited)             (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                          Shares                                        Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                    519,042               1,121,572            $ 4,436,493            $ 8,521,120
Shares issued in reinvestment of
  dividends                                      1,272                 162,651                 10,968              1,287,567
Shares repurchased                            (259,570)               (553,952)            (2,204,042)            (3,988,493)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE                                   260,744                 730,271            $ 2,243,419            $ 5,820,194
---------------------------------------------------------------------------------------------------------------------------------

NOTE H.  LINE OF CREDIT

     A $100,000,000 line of credit available to GVCAAF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the funds borrowed against this line of credit.

     The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

NOTE I.  INVESTMENTS IN AFFILIATES(1)

     A summary of GVCAAF transactions in affiliated security during the six months ended June 30, 2004 is set forth below:

                                 Balance of      Gross
                                Shares Held    Purchases     Gross
                                December 31,      and      Sales and
        Name of Issuer              2003       Additions   Reductions
        --------------          ------------   ---------   ----------
The Guardian VC 500 Index Fund  3,380,940         --          --

                                Balance of                   Dividends     Realized
                                Shares Held      Value      Included in   Gains from   Net Realized
                                 June 30,      June 30,      Dividend     Underlying   Gain/(Loss)
        Name of Issuer             2004          2004         Income        Funds        on Sales
        --------------          -----------   -----------   -----------   ----------   ------------
The Guardian VC 500 Index Fund   3,380,940    $28,264,659    $152,142        $ --          $ --

(1) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.

/ /  The Guardian VC Asset Allocation Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                                   SIX MONTHS
                                                     ENDED             YEAR ENDED DECEMBER 31, (AUDITED)
                                                 JUNE 30, 2004      ---------------------------------------
                                                  (UNAUDITED)              2003                 2002
                                               ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........       $  8.40         $             6.78   $             8.62
                                                    -------         ------------------   ------------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income......................          0.04                       0.10                 0.14
  Net realized and unrealized gain/(loss) on
    investments..............................          0.22                       1.76                (1.83)
                                                    -------         ------------------   ------------------
  Net increase/(decrease) from investment
    operations...............................          0.26                       1.86                (1.69)
                                                    -------         ------------------   ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income......................         (0.00)(a)..                (0.24)               (0.15)
  Net realized gain on investments...........            --                         --                   --
                                                    -------         ------------------   ------------------
  Total dividends and distributions..........         (0.00)                     (0.24)               (0.15)
                                                    -------         ------------------   ------------------
NET ASSET VALUE, END OF PERIOD...............       $  8.66         $             8.40   $             6.78
                                                    -------         ------------------   ------------------
TOTAL RETURN*................................          3.12%(b)                  27.70%              (19.88)%
                                                    -------         ------------------   ------------------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted).................................       $52,740         $           48,980   $           34,572
  Ratio of expenses to average net assets....          0.31%(c)(d)                0.29%(d)               0.31%(d)
  Gross expense ratio........................          0.52%(c)(e)                0.54%(e)               0.56%(e)
  Ratio of net investment income to average
    net assets...............................          1.06%(c)                   1.51%                1.89%
  Portfolio turnover rate....................             0%                         0%                   0%

                                                                                              PERIOD FROM
                                                  YEAR ENDED DECEMBER 31, (AUDITED)      SEPTEMBER 15, 1999+ TO
                                               ---------------------------------------     DECEMBER 31, 1999
                                                      2001                 2000                (AUDITED)
                                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $             9.83   $            10.68           $  9.94
                                               ------------------   ------------------           -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income......................                0.24                 0.37              0.12
  Net realized and unrealized gain/(loss) on
    investments..............................               (1.12)               (0.05)             0.74
                                               ------------------   ------------------           -------
  Net increase/(decrease) from investment
    operations...............................               (0.88)                0.32              0.86
                                               ------------------   ------------------           -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income......................               (0.10)               (0.36)            (0.12)
  Net realized gain on investments...........               (0.23)               (0.81)               --
                                               ------------------   ------------------           -------
  Total dividends and distributions..........               (0.33)               (1.17)            (0.12)
                                               ------------------   ------------------           -------
NET ASSET VALUE, END OF PERIOD...............  $             8.62   $             9.83           $ 10.68
                                               ------------------   ------------------           -------
TOTAL RETURN*................................               (9.03)%               3.00%             8.67%(a)
                                               ------------------   ------------------           -------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted).................................  $           44,768   $           38,627           $27,750
  Ratio of expenses to average net assets....                0.39%(d)               0.48%(d)            0.67%(c)(d)
  Gross expense ratio........................                0.56%(e)               0.73%(e)            0.98%(c)(e)
  Ratio of net investment income to average
    net assets...............................                2.87%                3.83%             4.09%(c)
  Portfolio turnover rate....................                  29%                  12%                0%

+   Commencement of operations.

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
    Inclusion of such charges would reduce the total returns for all periods shown.

(a) Rounds to less than $0.01.

(b) Not Annualized.

(c) Annualized.

(d) Amounts do not include expenses of the underlying funds.

(e) Amounts include expenses of the underlying funds.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC Asset Allocation Fund

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

/ /   THE GUARDIAN VC HIGH YIELD BOND FUND                     SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


[PHOTO]
Peter J. Liebst
Portfolio Manager

OBJECTIVE:
Seeks current income. Capital appreciation is a secondary objective

PORTFOLIO:
At least 80% is invested in corporate bonds and other debt securities that, at the time of purchase, are rated below investment grade or are unrated

INCEPTION:
September 13, 1999

NET ASSETS AT
JUNE 30, 2004:
$54,440,623

TOP TEN HOLDINGS (AS OF 6/30/04)


                                                     MATURITY    PERCENTAGE OF
 COMPANY                               COUPON          DATE      TOTAL NET ASSETS
 Nextel Comm., Inc.                    7.375%        8/11/2015         2.78%
 Allegheny Energy Supply               7.800%        3/15/2011         1.99
 Sierra Pacific Resources              8.625%        3/15/2014         1.79
 Houghton Mifflin Co.                  9.875%         2/1/2013         1.43
 Merisant Co.                          9.500%        7/15/2013         1.41
 Six Flags, Inc.                       9.625%         6/1/2014         1.37
 Premium Standard Farms, Inc.          9.250%        6/15/2011         1.37
 United Rentals NA, Inc.               7.750%       11/15/2013         1.35
 Jafra Cosmetics                       10.750%       5/15/2011         1.22
 Williams Cos., Inc.                   8.125%        3/15/2012         1.21

BOND QUALITY (AS OF 6/30/04 AND 12/31/03)

                                                              THE GUARDIAN VC HIGH YIELD BOND    THE GUARDIAN VC HIGH YIELD BOND
                                                                    FUND, JUNE 30, 2004              FUND, DECEMBER 31, 2003
                                                              -------------------------------    -------------------------------
AAA/US Govt. & Govt. Agency                                                 6.78                               3.65
BBB                                                                         0.00                               3.45
BB                                                                         19.00                              19.03
B                                                                          63.53                              67.00
CCC                                                                        10.69                               6.87

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                                 YEAR       1      3      5    10    SINCE INCEPTION
                                TO DATE    YR     YRS    YRS   YRS      9/13/1999
 The Guardian VC
   High Yield Bond Fund          1.18%     7.56%  7.19%  --    --         4.03%
 Lehman Corporate
   High Yield Index              1.36%    10.33%  9.30%  --    --         5.47%

--------------------------------------------------------------------------------
ABOUT INFORMATION CONTAINED IN THIS REPORT:
  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.
  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the lower a bond's duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. Investing in high yield bonds involves special risks because investments in lower rated and unrated debt securities are subject to greater loss of principal and interest than higher rated securities.
  - The Lehman Corporate High Yield Index is an unmanaged index that is generally considered to be representative of corporate high yield bond market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  The Guardian VC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



CORPORATE BONDS -- 89.0%
                                                       Rating
Principal                                             Moody's/
Amount                                                  S&P*           Value
----------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 3.2%
                        Alliant Techsystems, Inc.
$       335,000         Sr. Sub. Nt.
                        8.50% due 5/15/2011             B2/B     $   361,800
                        Comm. & Power Inds., Inc.
        499,000         Sr. Sub. Nt.
                        8.00% due 2/1/2012              B3/B-        499,000
                        K & F Ind., Inc.
        250,000         Sr. Sub. Nt. Ser. B
                        9.625% due 12/15/2010           B3/B         274,063
                        Sequa Corp.
        600,000         Sr. Nt.
                        8.875% due 4/1/2008            B1/BB-        631,500
                                                                 -----------
                                                                   1,766,363
----------------------------------------------------------------------------
AUTOMOTIVE -- 3.5%
                        Keystone Automotive Operations
        500,000         Sr. Sub. Nt.+
                        9.75% due 11/1/2013             B3/B-        535,000
                        Tenneco Automotive, Inc.
        222,000         Sr. Sec. Nt. Ser. B
                        10.25% due 7/15/2013            B2/B-        250,860
        444,000         Sr. Sub. Nt. Ser. B
                        11.625% due 10/15/2009          B3/B-        477,300
                        TRW Automotive, Inc.
        149,000         Sr. Nt.
                        9.375% due 2/15/2013           B1/BB-        167,997
                        United Components, Inc.
        445,000         Sr. Sub. Nt.
                        9.375% due 6/15/2013            B3/B         453,900
                                                                 -----------
                                                                   1,885,057
----------------------------------------------------------------------------
BANKING -- 0.4%
                        Western Financial Bank
        200,000         Sub. Cap. Debt.
                        9.625% due 5/15/2012           B1/BB-        220,000
----------------------------------------------------------------------------
BUILDING MATERIALS -- 1.8%
                        Associated Materials, Inc.
        555,000         Sr. Disc. Nt.+(1)
                        0/11.25% due 3/1/2014          Caa1/B-       371,850
                        Norcraft Cos. Fin.
        257,000         Sr. Sub. Nt.+
                        9.00% due 11/1/2011             B3/B-        271,135
                        Ply Gem Inds., Inc.
        333,000         Sr. Sub. Nt.+
                        9.00% due 2/15/2012             B3/B-        339,660
                                                                 -----------
                                                                     982,645
----------------------------------------------------------------------------
CHEMICALS -- 7.6%
                        BCP Caylux Hldgs. Luxembourg
                        SCA
        555,000         Sr. Sub. Nt.+
                        9.625% due 6/15/2014            B3/B-        575,119
                        Equistar Chemicals LP
        500,000         Sr. Nt.
                        10.125% due 9/1/2008            B2/B+        547,500
                        FMC Corp.
        160,000         Sr. Sec. Nt.
                        10.25% due 11/1/2009           Ba2/BB+       184,000
                        HMP Equity Hldgs. Corp.
        278,000         Sr. Disc. Nt.+(2)
                        9.83% due 5/15/2008            NR/CCC+       161,240
                        Huntsman Advanced Materials
        278,000         Sr. Sec. Nt.+
                        11.00% due 7/15/2010            B2/B         313,445
                        Huntsman Int'l. LLC
        167,000         Sr. Nt.
                        9.875% due 3/1/2009             B3/B-        180,360

----------------------------------------------------------------------------
                                                       Rating
Principal                                             Moody's/
Amount                                                  S&P*           Value
----------------------------------------------------------------------------
                        Huntsman LLC
$       278,000         Sr. Nt.+
                        11.50% due 7/15/2012           B3/CCC+   $   281,475
                        Koppers, Inc.
        437,000         Sec. Nt.
                        9.875% due 10/15/2013           B2/B         478,515
                        Lyondell Chemical Co.
        278,000         Sr. Sub. Nt.
                        10.875% due 5/1/2009            B3/B-        290,510
                        Millennium America, Inc.
        360,000         Sr. Nt.
                        9.25% due 6/15/2008            B1/BB-        387,000
                        Nalco Co.
        222,000         Sr. Sub. Nt.+
                        8.875% due 11/15/2013          Caa1/B-       232,545
                        Nalco Finance Hdgs., Inc.
        224,000         Sr. Nt.+(1)
                        0/9.00% due 2/1/2014           Caa2/B-       150,080
                        Resolution Performance Product
        222,000         Sr. Sec. Nt.
                        8.00% due 12/15/2009            B2/B+        230,325
        100,000         Sr. Sec. Nt.
                        9.50% due 4/15/2010             B3/B-        103,000
                                                                 -----------
                                                                   4,115,114
----------------------------------------------------------------------------
CONSTRUCTION MACHINERY -- 2.5%
                        Joy Global, Inc.
         80,000         Sr. Sub. Nt.
                        8.75% due 3/15/2012             B1/B+         89,600
                        NMHG Hldg. Co.
         80,000         Sr. Nt.
                        10.00% due 5/15/2009            B3/B+         88,000
                        Terex Corp.
        155,000         Sr. Sub. Nt.
                        9.25% due 7/15/2011             B3/B         168,950
        255,000         Sr. Sub. Nt.
                        10.375% due 4/1/2011            B3/B         284,325
                        United Rentals NA, Inc.
        777,000         Sr. Sub. Nt.
                        7.75% due 11/15/2013            B2/B+        734,265
                                                                 -----------
                                                                   1,365,140
----------------------------------------------------------------------------
CONSUMER PRODUCTS -- 4.4%
                        Bombardier Recreational
                        Products
        214,000         Sr. Sub. Nt.+
                        8.375% due 12/15/2013           B3/B-        212,395
                        Elizabeth Arden, Inc.
        555,000         Sr. Sub. Nt.
                        7.75% due 1/15/2014             B3/B-        564,712
                        Jafra Cosmetics
        594,000         Sr. Sub. Nt.
                        10.75% due 5/15/2011            B3/B-        662,310
                        Rayovac Corp.
        555,000         Sr. Sub. Nt.
                        8.50% due 10/1/2013             B3/B-        582,750
                        Syratech Corp.
        444,000         Sr. Nt.
                        11.00% due 4/15/2007           Caa1/NR       386,280
                                                                 -----------
                                                                   2,408,447
----------------------------------------------------------------------------
ELECTRIC -- 11.2%
                        Allegheny Energy Supply
      1,110,000         Nt.
                        7.80% due 3/15/2011            B3/CCC+     1,085,025
                        Calpine Corp.
        555,000         Sr. Sec. Nt.+
                        8.75% due 7/15/2013             NR/B         455,100

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC High Yield Bond Fund

June 30, 2004 (Unaudited)


----------------------------------------------------------------------------
                                                       Rating
Principal                                             Moody's/
Amount                                                  S&P*           Value
----------------------------------------------------------------------------
                        Calpine Generating Co.
$       555,000         Sec. Nt.+
                        11.50% due 4/1/2011            B3/CCC+   $   488,400
                        Dynegy Hldgs., Inc.
        555,000         Sr. Sec. Nt.+
                        10.125% due 7/15/2013           B3/B-        600,787
                        Edison Mission Energy
        555,000         Sr. Nt.
                        10.00% due 8/15/2008            B2/B         592,463
                        Mission Energy Hldg.
        555,000         Sr. Sec. Nt.
                        13.50% due 7/15/2008          Caa2/CCC       620,906
                        NRG Energy, Inc.
        444,000         Sec. Nt.+
                        8.00% due 12/15/2013            B2/B+        448,440
                        Reliant Energy, Inc.
        222,000         Sec. Nt.
                        9.25% due 7/15/2010             B1/B         236,985
                        Reliant Resources, Inc.
        555,000         Sec. Nt.
                        9.50% due 7/15/2013             B1/B         598,013
                        Sierra Pacific Resources
        999,000         Sr. Nt.+
                        8.625% due 3/15/2014            B2/B-        974,025
                                                                 -----------
                                                                   6,100,144
----------------------------------------------------------------------------
ENERGY -- 3.3%
                        Belden & Blake Corp.
        333,000         Sr. Sub. Nt. Ser. B
                        9.875% due 6/15/2007          Caa2/CCC+      341,325
                        Chesapeake Energy Corp.
        111,000         Sr. Nt.+
                        7.50% due 6/15/2014            Ba3/BB-       114,330
                        Dresser, Inc.
        333,000         Sr. Nt.
                        9.375% due 4/15/2011            B2/B         356,310
                        Newpark Resources, Inc.
        300,000         Sr. Sub. Nt. Ser. B
                        8.625% due 12/15/2007           B2/B+        304,500
                        Pride Int'l., Inc.
        168,000         Sr. Nt.+
                        7.375% due 7/15/2014           Ba2/BB-       169,680
        275,000         Sr. Nt.
                        10.00% due 6/1/2009            Ba2/BB-       290,125
                        Western Oil Sands, Inc.
        222,000         Sr. Sec. Nt.
                        8.375% due 5/1/2012            Ba2/BB+       240,870
                                                                 -----------
                                                                   1,817,140
----------------------------------------------------------------------------
ENTERTAINMENT -- 2.0%
                        Intrawest Corp.
        333,000         Sr. Nt.
                        7.50% due 10/15/2013            B1/B+        325,508
                        Six Flags, Inc.
        750,000         Sr. Nt.+
                        9.625% due 6/1/2014             B3/B-        746,250
                                                                 -----------
                                                                   1,071,758
----------------------------------------------------------------------------
ENVIRONMENTAL -- 0.5%
                        Allied Waste NA, Inc.
        250,000         Sr. Nt.
                        7.875% due 4/15/2013           Ba3/BB-       261,250
----------------------------------------------------------------------------
FOOD AND BEVERAGE -- 6.9%
                        American Seafood Group LLC
        320,000         Sr. Sub. Nt.
                        10.125% due 4/15/2010           B3/B         384,000

----------------------------------------------------------------------------
                                                       Rating
Principal                                             Moody's/
Amount                                                  S&P*           Value
----------------------------------------------------------------------------
                        B & G Foods, Inc.
$       250,000         Sr. Sub. Nt. Ser. D
                        9.625% due 8/1/2007            B3/CCC+   $   254,375
                        Del Monte Corp.
        450,000         Sr. Sub. Nt.
                        9.25% due 5/15/2011             B2/B         491,625
                        Merisant Co.
        722,000         Sr. Sub. Nt.+
                        9.50% due 7/15/2013             B3/B-        768,930
                        Michael Foods, Inc.
        555,000         Sr. Sub. Nt.
                        8.00% due 11/15/2013            B3/B-        573,037
                        Premium Standard Farms, Inc.
        722,000         Sr. Nt.
                        9.25% due 6/15/2011             B1/BB        743,660
                        Seminis Vegetable Seeds, Inc.
        500,000         Sr. Sub. Nt.
                        10.25% due 10/1/2013            B3/B-        543,750
                                                                 -----------
                                                                   3,759,377
----------------------------------------------------------------------------
GAMING -- 0.3%
                        Sun Int'l. Hotels Ltd.
        155,000         Sr. Sub. Nt.
                        8.875% due 8/15/2011            B2/B         165,463
----------------------------------------------------------------------------
HEALTH CARE -- 2.6%
                        Fisher Scientific Int'l.,
                        Inc.
        217,000         Sr. Sub. Nt.
                        8.125% due 5/1/2012             B2/B+        232,190
                        Fresenius Medical Care
        310,000         Capital Tr.
                        7.875% due 6/15/2011           Ba2/BB-       328,600
                        Medical Device Mfg., Inc.
        280,000         Sr. Sub. Nt.+
                        10.00% due 7/15/2012           Caa1/B-       285,600
                        National Nephrology Assocs., Inc.
        212,000         Sr. Sub. Nt.+
                        9.00% due 11/1/2011             B1/B         242,740
                        PerkinElmer, Inc.
        320,000         Sr. Sub. Nt.
                        8.875% due 1/15/2013           Ba3/BB-       349,600
                                                                 -----------
                                                                   1,438,730
----------------------------------------------------------------------------
HOME CONSTRUCTION -- 1.1%
                        Beazer Homes USA, Inc.
        111,000         Sr. Nt.
                        8.375% due 4/15/2012           Ba1/BB        117,105
                        Meritage Corp.
        154,000         Sr. Nt.
                        9.75% due 6/1/2011             Ba3/BB-       169,400
                        Standard Pacific Corp.
        111,000         Sr. Sub. Nt.
                        9.25% due 4/15/2012            Ba3/B+        119,325
                        WCI Communities, Inc.
        160,000         Sr. Sub. Nt.
                        9.125% due 5/1/2012             Ba3/B        172,800
                                                                 -----------
                                                                     578,630
----------------------------------------------------------------------------
INDUSTRIAL-OTHER -- 0.8%
                        General Cable Corp.
        425,000         Sr. Nt.
                        9.50% due 11/15/2010            B2/B         456,875
----------------------------------------------------------------------------
LODGING -- 0.3%
                        John Q. Hammons Hotels LP
        160,000         1st Mtg. Nt. Ser. B
                        8.875% due 5/15/2012            B2/B         173,600
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC High Yield Bond Fund

June 30, 2004 (Unaudited)


----------------------------------------------------------------------------
                                                       Rating
Principal                                             Moody's/
Amount                                                  S&P*           Value
----------------------------------------------------------------------------
MEDIA-CABLE -- 4.4%
                        Charter Comm. Hldgs.
$       777,000         Sr. Nt.
                        10.25% due 1/15/2010           Ca/CCC-   $   641,025
                        Charter Comm. Hldgs. II
        556,000         Sr. Nt.+
                        10.25% due 9/15/2010          Caa1/CCC-      560,170
                        Charter Comm. Operating LLC
        278,000         Sr. Nt.+
                        8.00% due 4/30/2012             B2/B-        268,965
                        CSC Hldgs., Inc.
        278,000         Sr. Debt. Ser. B
                        8.125% due 8/15/2009           B1/BB-        289,120
                        Insight Comm., Inc.
        222,000         Sr. Disc. Nt. (1)
                        0/12.25% due 2/15/2011         Caa2/B-       199,800
                        Insight Midwest LP
         28,000         Sr. Nt.
                        10.50% due 11/1/2010            B2/B+         30,520
        250,000         Sr. Nt.+
                        10.50% due 11/1/2010            B2/B+        272,500
                        Kabel Deutschland GmbH
        112,000         Sr. Nt.+
                        10.625% due 7/1/2014            B3/B         115,080
                                                                 -----------
                                                                   2,377,180
----------------------------------------------------------------------------
MEDIA-NONCABLE -- 4.1%
                        Allbritton Comm. Co.
        125,000         Sr. Sub. Nt.
                        7.75% due 12/15/2012            B3/B-        123,125
                        American Media Operations, Inc.
        330,000         Sr. Sub. Nt. Ser. B
                        10.25% due 5/1/2009             B2/B-        342,375
                        Dex Media East LLC
        414,000         Sr. Sub. Nt.
                        12.125% due 11/15/2012         Caa1/B        483,345
                        DirecTV Hldgs. Finance
        168,000         Sr. Nt.
                        8.375% due 3/15/2013           B1/BB-        185,850
                        Houghton Mifflin Co.
        777,000         Sr. Sub. Nt.
                        9.875% due 2/1/2013             B3/B         777,000
                        R.H. Donnelley Fin. Corp. I
        285,000         Sr. Sub. Nt.+
                        10.875% due 12/15/2012          B2/B+        330,600
                                                                 -----------
                                                                   2,242,295
----------------------------------------------------------------------------
METALS AND MINING -- 1.6%
                        AK Steel Corp.
        277,000         Sr. Nt.
                        7.75% due 6/15/2012             B3/B+        249,993
        500,000         Sr. Nt.
                        7.875% due 2/15/2009            B3/B+        467,500
                        Luscar Coal Ltd.
        154,000         Sr. Nt.
                        9.75% due 10/15/2011           Ba3/BB        173,250
                                                                 -----------
                                                                     890,743
----------------------------------------------------------------------------
NATURAL GAS-PIPELINES -- 5.0%
                        El Paso Natural Gas
        600,000         Sr. Nt.
                        7.625% due 8/1/2010             B1/B-        615,000
                        El Paso Partners
        224,000         Sr. Sub. Nt. Ser. B
                        8.50% due 6/1/2011             B1/BB-        242,480
                        El Paso Production Hldg.
        667,000         Sr. Nt.
                        7.75% due 6/1/2013              B3/B-        611,972

----------------------------------------------------------------------------
                                                       Rating
Principal                                             Moody's/
Amount                                                  S&P*           Value
----------------------------------------------------------------------------
                        Gulfterra Energy Partners
$        47,000         Sr. Sub. Nt. Ser. B
                        8.50% due 6/1/2010             B1/BB-    $    51,113
                        Northwest Pipeline Corp.
        126,000         Sr. Nt.
                        8.125% due 3/1/2010             B1/B+        135,765
                        Southern Natural Gas Co.
        377,000         Nt.
                        7.35% due 2/15/2031             B1/B-        337,415
                        Transcontinental Gas
                        Pipeline Corp.
         75,000         Nt. Ser. B
                        7.00% due 8/15/2011             B1/B+         76,875
                        Williams Cos., Inc.
        615,000         Nt.
                        8.125% due 3/15/2012            B3/B+        656,512
                                                                 -----------
                                                                   2,727,132
----------------------------------------------------------------------------
NONCAPTIVE CONSUMER -- 0.8%
                        Dollar Financial Group, Inc.
        416,000         Sr. Nt.
                        9.75% due 11/15/2011            B3/B         434,720
----------------------------------------------------------------------------
NON SOVEREIGN -- 0.3%
                        Gazprom OAO
        172,000         Nt.+
                        9.625% due 3/1/2013            NR/BB-        176,945
----------------------------------------------------------------------------
PACKAGING -- 0.8%
                        Crown European Hldgs. S.A.
        202,000         Sec. Nt.
                        9.50% due 3/1/2011              B1/B+        220,180
                        Silgan Hldgs., Inc.
        222,000         Sr. Sub. Nt.
                        6.75% due 11/15/2013            B1/B+        215,340
                                                                 -----------
                                                                     435,520
----------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 4.0%
                        Georgia-Pacific Corp.
        333,000         Sr. Nt.
                        9.375% due 2/1/2013            Ba2/BB+       381,285
                        Graphic Packaging Int'l., Inc.
        389,000         Sr. Sub. Nt.
                        9.50% due 8/15/2013             B3/B-        422,065
                        Millar Western Forest
        222,000         Sr. Nt.
                        7.75% due 11/15/2013            B3/B+        223,110
                        Stone Container Corp.
        555,000         Sr. Nt.
                        8.375% due 7/1/2012             B2/B         579,975
                        Tembec Inds., Inc.
        555,000         Sr. Nt.
                        8.625% due 6/30/2009           Ba3/BB-       561,937
                                                                 -----------
                                                                   2,168,372
----------------------------------------------------------------------------
RETAILERS -- 3.7%
                        Cole National Group, Inc.
        160,000         Sr. Sub. Nt.
                        8.875% due 5/15/2012            B3/B         170,800
                        CSK Auto, Inc.
        107,000         Sr. Nt.+
                        7.00% due 1/15/2014             B2/B-        101,917
                        J.C. Penney Co., Inc.
        444,000         Nt.
                        8.00% due 3/1/2010             Ba3/BB+       496,170
        492,000         Nt.
                        9.00% due 8/1/2012             Ba3/BB+       580,560
                        Petco Animal Supplies, Inc.
        155,000         Sr. Sub. Nt.
                        10.75% due 11/1/2011            B2/B+        173,600

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC High Yield Bond Fund

June 30, 2004 (Unaudited)


----------------------------------------------------------------------------
                                                       Rating
Principal                                             Moody's/
Amount                                                  S&P*           Value
----------------------------------------------------------------------------
                        Rite Aid Corp.
$       168,000         Sr. Nt.
                        11.25% due 7/1/2008            Caa1/B-   $   185,220
                        Sonic Automotive, Inc.
        278,000         Sr. Sub. Nt.
                        8.625% due 8/15/2013            B2/B+        289,815
                                                                 -----------
                                                                   1,998,082
----------------------------------------------------------------------------
SUPERMARKETS -- 0.3%
                        Pathmark Stores, Inc.
        156,000         Sr. Sub. Nt.
                        8.75% due 2/1/2012              B2/B         156,000
----------------------------------------------------------------------------
TECHNOLOGY -- 3.0%
                        AMI Semiconductor, Inc.
        218,000         Sr. Sub. Nt.
                        10.75% due 2/1/2013             B3/B         254,515
                        Amkor Technologies, Inc.
        222,000         Sr. Nt.+
                        7.125% due 3/15/2011            B1/B         208,125
                        Da-Lite Screen Co., Inc.
        167,000         Sr. Nt.+
                        9.50% due 5/15/2011             B2/B-        173,680
                        Iron Mountain, Inc.
        200,000         Sr. Sub. Nt.
                        6.625% due 1/1/2016             B3/B         182,000
        500,000         Sr. Sub. Nt.
                        8.625% due 4/1/2013             B3/B         530,000
                        New Asat (Finance) Ltd.
        278,000         Sr. Nt.+
                        9.25% due 2/1/2011              B3/B         275,220
                                                                 -----------
                                                                   1,623,540
----------------------------------------------------------------------------
TEXTILE -- 1.8%
                        Oxford Inds., Inc.
        200,000         Sr. Nt.+
                        8.875% due 6/1/2011             B2/B         211,000
                        Russell Corp.
        205,000         Sr. Nt.
                        9.25% due 5/1/2010             B1/BB-        217,813
                        St. John Knits Int'l., Inc.
        250,000         Sr. Sub. Nt.
                        12.50% due 7/1/2009             B3/B-        268,125
                        William Carter Co.
        227,000         Sr. Sub. Nt. Ser. B
                        10.875% due 8/15/2011           B3/B+        257,077
                                                                 -----------
                                                                     954,015
----------------------------------------------------------------------------
TRANSPORTATION -- 0.6%
                        Omi Corp.
        170,000         Sr. Nt.
                        7.625% due 12/1/2013            B1/B+        166,600
                        Teekay Shipping Corp.
        160,000         Sr. Nt.
                        8.875% due 7/15/2011           Ba2/BB-       177,000
                                                                 -----------
                                                                     343,600
----------------------------------------------------------------------------
WIRELESS COMMUNICATIONS -- 4.7%
                        Centennial Cell Comm. Corp.
        500,000         Sr. Nt.
                        10.125% due 6/15/2013         Caa1/CCC       516,250
                        Inmarsat Finance PLC
         55,000         Nt.+
                        7.625% due 6/30/2012            B2/B          53,212
                        Nextel Comm., Inc.
      1,500,000         Sr. Nt.
                        7.375% due 8/1/2015             B2/BB      1,515,000

----------------------------------------------------------------------------
                                                       Rating
Principal                                             Moody's/
Amount                                                  S&P*           Value
----------------------------------------------------------------------------
                        Nextel Partners, Inc.
$       260,000         Sr. Nt.
                        8.125% due 7/1/2011            Caa1/B-   $   265,200
                        Ubiquitel Operating Co.
        222,000         Sr. Nt.+
                        9.875% due 3/1/2011           Caa1/CCC       222,000
                                                                 -----------
                                                                   2,571,662
----------------------------------------------------------------------------
WIRELINE COMMUNICATIONS -- 1.5%
                        Qwest Corp.
        645,000         Debt.
                        7.20% due 11/10/2026           Ba3/BB-       554,700
                        Qwest Svcs. Corp.
        203,000         Nt.+
                        13.50% due 12/15/2010          Caa1/B        235,988
                                                                 -----------
                                                                     790,688
----------------------------------------------------------------------------
                        TOTAL CORPORATE BONDS
                          (COST $47,383,045)                      48,456,227
----------------------------------------------------------------------------
SOVEREIGN DEBT SECURITY -- 0.7%
                        Federative Republic of
                        Brazil
$       425,000         Nt.
                        9.25% due 10/22/2010            B2/B+
                          (COST $421,028)                        $   402,688
----------------------------------------------------------------------------
WARRANT -- 0.0%
Shares                                                                 Value
----------------------------------------------------------------------------
            170         XM Satellite Radio, Inc.
                        exp. 3/15/2010
                          (COST $34,340)                         $     9,350
----------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.7%
Principal
Amount                                                                 Value
----------------------------------------------------------------------------
$     3,633,000         State Street Bank and Trust
                        Co.
                        repurchase agreement,
                        dated 6/30/2004, maturity
                        value $3,633,136 at
                        1.35% due 7/1/2004 (3)
                          (COST $3,633,000)                      $ 3,633,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS -- 96.4%
  (COST $51,471,413)                                              52,501,265
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 3.6%                                         1,939,358
----------------------------------------------------------------------------
NET ASSETS -- 100%                                               $54,440,623
----------------------------------------------------------------------------

 *  Unaudited.

 +  Rule 144A restricted security.

(1) Step-up bond.

(2) Discount note. The rate shown is the effective yield at date of purchase.

(3) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC High Yield Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Investments, at market (cost $51,471,413)       $52,501,265
  Cash                                                    910
  Receivable for securities sold                    1,654,027
  Interest receivable                               1,077,474
  Receivable for fund shares sold                      25,223
  Other assets                                            722
                                                  -----------
    TOTAL ASSETS                                   55,259,621
                                                  -----------
LIABILITIES
  Payable for securities purchased                    769,217
  Accrued expenses                                     20,561
  Payable for fund shares redeemed                         87
  Due to GIS                                           29,133
                                                  -----------
    TOTAL LIABILITIES                                 818,998
                                                  -----------
    NET ASSETS                                    $54,440,623
                                                  ===========

COMPONENTS OF NET ASSETS
  Capital stock, at par                           $     6,587
  Additional paid-in capital                       59,509,291
  Undistributed net investment income                 350,603
  Accumulated net realized loss on investments     (6,455,710)
  Net unrealized appreciation of investments        1,029,852
                                                  -----------
    NET ASSETS                                    $54,440,623
                                                  ===========
SHARES OUTSTANDING--$0.001 PAR VALUE                6,586,913
                                                  ===========
NET ASSET VALUE PER SHARE                         $      8.26
                                                  ===========


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME
  Interest                                        $ 2,180,572
                                                  -----------
  EXPENSES:
    Investment advisory fees--Note B                  162,744
    Custodian fees                                     29,938
    Audit fees                                         13,875
    Directors' fees--Note B                             1,488
    Other                                               6,761
                                                  -----------
      Total Expenses                                  214,806
                                                  -----------
  NET INVESTMENT INCOME                             1,965,766
                                                  -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS--NOTE C
    Net realized gain on investments                  963,196
    Net change in unrealized appreciation
      of investments                               (2,333,948)
                                                  -----------
  NET REALIZED AND UNREALIZED LOSS
    ON INVESTMENTS                                 (1,370,752)
                                                  -----------
    NET INCREASE IN NET ASSETS
      FROM OPERATIONS                             $   595,014
                                                  ===========

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC High Yield Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED                YEAR ENDED
                                                                          JUNE 30, 2004              DECEMBER 31, 2003
                                                                           (UNAUDITED)                   (AUDITED)
                                                                        -----------------            -----------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                                  $ 1,965,766                  $ 3,311,616
    Net realized gain on investments                                           963,196                    1,077,872
    Net change in unrealized appreciation of investments                    (2,333,948)                   3,121,609
                                                                           -----------                  -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     595,014                    7,511,097
                                                                           -----------                  -----------

  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income                                                   (1,636,763)                  (3,305,882)
                                                                           -----------                  -----------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets from capital share
      transactions--Note G                                                   1,058,598                   14,535,840
                                                                           -----------                  -----------
  NET INCREASE IN NET ASSETS                                                    16,849                   18,741,055

NET ASSETS:
Beginning of period                                                         54,423,774                   35,682,719
                                                                           -----------                  -----------
End of period*                                                             $54,440,623                  $54,423,774
                                                                           ===========                  ===========

* Includes undistributed net investment income of:                         $   350,603                  $    21,600

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC High Yield Bond Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     The Guardian VC High Yield Bond Fund (the Fund or GVCHYBF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

     Shares of GVCHYBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

     Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Futures contracts are valued at the settlement prices established each day by the board of trade or exchanges on which they are traded.

     Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities and foreign securities subject to a "significant event") are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated.

     Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVCHYBF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

     GVCHYBF is permitted to buy international securities that are not U.S. dollar denominated. GVCHYBF's books and records are maintained in U.S. dollars as follows:

     (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

     (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations as follows:

     Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GVCHYBF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the

/ /  The Guardian VC High Yield Bond Fund

June 30, 2004 (Unaudited)


period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

     GVCHYBF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVCHYBF. When forward contracts are closed, GVCHYBF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVCHYBF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

     GVCHYBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVCHYBF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVCHYBF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVCHYBF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVCHYBF. GVCHYBF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVCHYBF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

     Dividends from net investment income are declared and paid semi-annually for GVCHYBF. Net realized short-term and long-term capital gains for GVCHYBF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVCHYBF at the net asset value on the ex-dividend date.

     All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     GVCHYBF has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO OR FROM RELATED PARTIES

     The Fund has an investment agreement with Guardian Investor Services LLC
(GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .60% of the average daily net assets the Fund.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board

/ /  The Guardian VC High Yield Bond Fund

June 30, 2004 (Unaudited)


committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $26,215,297 and $27,349,909, respectively, during the six months ended June 30, 2004.

     The cost of investments owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments, excluding foreign currency and futures at June 30, 2004 aggregated $1,748,848 and $718,996, respectively, resulting in net unrealized appreciation of $1,029,852.

NOTE D.  REPURCHASE AGREEMENTS

     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVCHYBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVCHYBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

NOTE E.  REVERSE REPURCHASE AGREEMENTS

     GVCHYBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVCHYBF enters into a reverse repurchase agreement, GVCHYBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVCHYBF may be unable to deliver the securities when GVCHYBF seeks to repurchase them.

NOTE F.  DOLLAR ROLL TRANSACTIONS

     GVCHYBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVCHYBF may be unable to deliver the securities when GVCHYBF seeks to repurchase them.

NOTE G.  TRANSACTIONS IN CAPITAL STOCK

     There are 100,000,000 shares of $0.001 par value capital stock authorized for GVCHYBF.

     Transactions in capital stock were as follows:

                                                      Six Months Ended      Year Ended       Six Months Ended      Year Ended
                                                       June 30, 2004     December 31, 2003    June 30, 2004     December 31, 2003
                                                        (Unaudited)          (Audited)         (Unaudited)          (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Shares                                 Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                877,482           6,266,235         $ 7,409,380        $ 51,201,342
Shares issued in reinvestment of dividends                 200,338             394,972           1,636,763           3,305,882
Shares repurchased                                        (950,287)         (4,890,079)         (7,987,545)        (39,971,384)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE                                               127,533           1,771,128         $ 1,058,598        $ 14,535,840
---------------------------------------------------------------------------------------------------------------------------------

/ /  The Guardian VC High Yield Bond Fund

June 30, 2004 (Unaudited)


NOTE H.  LINE OF CREDIT

     A $100,000,000 line of credit available to GVCHYBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the funds borrowed against this line of credit.

     The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

/ /  The Guardian VC High Yield Bond Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                          SIX MONTHS                                                  PERIOD FROM
                                             ENDED         YEAR ENDED DECEMBER 31, (AUDITED)     SEPTEMBER 13, 1999+ TO
                                         JUNE 30, 2004   -------------------------------------     DECEMBER 31, 1999
                                          (UNAUDITED)     2003      2002      2001      2000           (AUDITED)
                                         ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...     $  8.43      $  7.61   $  8.13   $  8.61   $ 10.04          $  9.99
                                            -------      -------   -------   -------   -------          -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................        0.31         0.53      0.63      0.77      0.85             0.23
  Net realized and unrealized
    gain/(loss) on investments.........       (0.22)        0.82     (0.53)    (0.47)    (1.44)            0.05
                                            -------      -------   -------   -------   -------          -------
  Net increase/(decrease) from
    investment operations..............        0.09         1.35      0.10      0.30     (0.59)            0.28
                                            -------      -------   -------   -------   -------          -------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income................       (0.26)       (0.53)    (0.62)    (0.78)    (0.84)           (0.23)
                                            -------      -------   -------   -------   -------          -------
NET ASSET VALUE, END OF PERIOD.........     $  8.26      $  8.43   $  7.61   $  8.13   $  8.61          $ 10.04
                                            -------      -------   -------   -------   -------          -------
TOTAL RETURN*..........................        1.18%(a)    17.95%     1.29%     3.56%    (6.07)%           2.78%(a)
                                            -------      -------   -------   -------   -------          -------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)...........................     $54,441      $54,424   $35,683   $32,210   $26,834          $25,888
  Ratio of expenses to average net
    assets.............................        0.79%(b)     0.81%     0.87%     0.90%     0.90%            1.14%(b)
  Ratio of expenses after custody
    credits to average net assets......         N/A          N/A       N/A       N/A       N/A             0.99%(b)
  Ratio of net investment income to
    average net assets.................        7.25%(b)     7.17%     7.88%     8.96%     9.11%            7.66%(b)
  Portfolio turnover rate..............          51%         165%       66%      140%      155%              43%

+   Commencement of operations.

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
    Inclusion of such charges would reduce the total returns for all periods shown.

(a) Not Annualized.

(b) Annualized.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC High Yield Bond Fund

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

/ /   THE GUARDIAN VC LOW DURATION BOND FUND                   SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


[PHOTO]
Howard W. Chin,
Co-Portfolio Manager

[PHOTO]
Robert Crimmins,
Co-Portfolio Manager

OBJECTIVE:
Seeks a high level of current income, consistent with preservation of capital

PORTFOLIO:
At least 80% in investment grade corporate and government bonds, and asset- and mortgage-backed securities

INCEPTION:
August 28, 2003

NET ASSETS AT
JUNE 30, 2004:
$18,238,565

TOP TEN HOLDINGS (AS OF 6/30/04)


                                                     MATURITY    PERCENTAGE OF
 COMPANY                               COUPON          DATE      TOTAL NET ASSETS
 U.S. Treasury Notes                   1.625%       10/31/2005        14.07%
 U.S. Treasury Notes                   2.625%       11/15/2006         8.84
 U.S. Treasury Notes                   3.125%        5/15/2007         6.77
 U.S. Treasury Notes                   2.250%        2/15/2007         5.67
 U.S. Treasury Notes                   3.375%       12/15/2008         4.93
 FHLMC                                 5.500%        4/15/2028         1.72
 FHLMC                                 6.500%        6/15/2023         1.18
 Capital One Bank                      6.875%         2/1/2006         1.16
 Comcast Cable Comm.                   6.375%        1/30/2006         1.15
 Ford Motor Credit Co.                 7.500%        3/15/2005         1.13

SECTOR ALLOCATION (AS OF 6/30/04 AND 12/31/03)

                                                                THE GUARDIAN VC LOW DURATION       THE GUARDIAN VC LOW DURATION
                                                                  BOND FUND, JUNE 30, 2004         BOND FUND, DECEMBER 31, 2003
                                                                ----------------------------       ----------------------------
Corporate Notes/Bonds                                                      43.77                              61.80
Treasury Notes/Bonds                                                       41.72                              20.29
CMBs & CMOs                                                                 7.61                               7.79
Asset Backeds                                                               3.97                               4.94
Short-Term                                                                  2.93                               5.18

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                                   YEAR      1     3     5    10    SINCE INCEPTION
                                  TO DATE   YR    YRS   YRS   YRS      8/28/2003
 The Guardian VC
   Low Duration Bond Fund          -0.13%    --   --    --    --         0.84%
 Lehman U.S. Government
   1-3 Year Bond Index             -0.05%    --   --    --    --         1.09%

--------------------------------------------------------------------------------
ABOUT INFORMATION CONTAINED IN THIS REPORT:
  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.
  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the lower a bond's duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
  - Low duration bond funds may not be a suitable alternative to money market funds because, unlike money market funds, low duration bond funds do not seek to maintain a stable net asset value and, as a result, are a riskier asset class.
  - The Lehman U.S. Government 1-3 Year Bond Index is an unmanaged index that is generally considered to be representative of U.S. short duration bond market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  The Guardian VC Low Duration Bond Fund

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



ASSET BACKED SECURITIES -- 4.0%
Principal
Amount                                                   Value
--------------------------------------------------------------
$  125,000   Chase Manhattan Auto Owner Tr.
               2003-A A4
               2.06% due 12/15/2009                $   121,112
   100,000   PP&L Transition Bond Co. LLC
               1999-1 A7
               7.05% due 6/25/2009                     108,334
             Residential Asset Mtg. Prods., Inc.
               2003-RZ3 A3
   159,000     2.14% due 2/25/2030                     157,284
               2002-RS5 AI4
   155,000     4.428% due 9/25/2030                    155,980
   185,000   Residential Funding Mortgage Secs.
               2003-HS3 AI2
               3.15% due 7/25/2018                     180,939
--------------------------------------------------------------
             TOTAL ASSET BACKED SECURITIES
               (COST $725,728)                         723,649
--------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.9%
             FHLMC
               2430 GD
$   49,721     6.50% due 11/15/2030                $    50,513
               2744 VC
   121,116     5.50% due 4/15/2011                     125,742
               2517 TG
   310,000     5.50% due 4/15/2028                     314,090
               1650 J
   205,000     6.50% due 6/15/2023                     215,796
             FNMA
               2003-74 ZK
    48,178     3.50% due 8/25/2033                      47,601
               2002-55 PC
   105,000     5.50% due 4/25/2026                     106,986
               2001-51 PH
   121,000     6.00% due 8/25/2030                     125,558
    62,669   GNMA
               2002-93 NV
               4.75% due 2/20/2032                      61,316
    28,986   Prudential Home Mtg. Secs. Co.
               1993-60 A3
               6.75% due 12/25/2023                     28,948
--------------------------------------------------------------
             TOTAL COLLATERALIZED MORTGAGE
               OBLIGATIONS
               (COST $1,085,167)                     1,076,550
--------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.7%
$  154,948   GMAC Comm'l. Mtg. Sec., Inc.
               1997-C1 A3
               6.869% due 7/15/2029                $   165,996
   105,000   Midland Realty Acceptance Corp.
               1996-C1 C
               7.927% due 8/25/2028 (1)                113,501
    32,622   Morgan Stanley Capital I
               1999-WF1 A1
               5.91% due 11/15/2031                     33,910
--------------------------------------------------------------
             TOTAL COMMERCIAL MORTGAGE BACKED
               SECURITIES
               (COST $318,130)                         313,407
--------------------------------------------------------------
CORPORATE BONDS -- 42.2%
AEROSPACE AND DEFENSE -- 0.9%
$  150,000   Northrop Grumman Corp.
               7.00% due 3/1/2006                  $   159,620
--------------------------------------------------------------

--------------------------------------------------------------
Principal
Amount                                                   Value
--------------------------------------------------------------
AUTOMOTIVE -- 4.0%
$  150,000   DaimlerChrysler NA Hldg.
               7.40% due 1/20/2005                 $   154,061
   150,000   Delphi Corp.
               6.55% due 6/15/2006                     157,670
   200,000   Ford Motor Credit Co.
               7.50% due 3/15/2005                     206,662
   200,000   General Motors Acceptance Corp.
               5.25% due 5/16/2005                     204,478
                                                   -----------
                                                       722,871
--------------------------------------------------------------
ENERGY -- 2.1%
   150,000   Devon Energy Corp.
               2.75% due 8/1/2006                      147,806
    75,000   Pride Int'l., Inc.
               10.00% due 6/1/2009                      79,125
   150,000   Repsol Int'l. Fin. BV
               7.00% due 8/1/2005                      157,060
                                                   -----------
                                                       383,991
--------------------------------------------------------------
ENTERTAINMENT -- 0.8%
   150,000   Time Warner, Inc.
               5.625% due 5/1/2005                     153,674
--------------------------------------------------------------
FINANCE COMPANIES -- 6.5%
   150,000   American General Fin. Corp.
               5.875% due 12/15/2005                   156,828
   200,000   Capital One Bank
               6.875% due 2/1/2006                     210,949
   150,000   CIT Group, Inc.
               6.625% due 6/15/2005                    155,592
   150,000   General Electric Capital Corp.
               6.80% due 11/1/2005                     158,061
   150,000   Household Fin. Corp.
               6.50% due 1/24/2006                     158,108
   150,000   MBNA America Bank NA
               6.50% due 6/20/2006                     158,783
   200,000   Textron Financial Corp.
               2.75% due 6/1/2006                      198,295
                                                   -----------
                                                     1,196,616
--------------------------------------------------------------
FINANCIAL -- 1.7%
   150,000   Bear Stearns Cos., Inc.
               3.00% due 3/30/2006                     149,856
   150,000   Lehman Brothers Hldgs., Inc.
               6.25% due 5/15/2006                     158,269
                                                   -----------
                                                       308,125
--------------------------------------------------------------
FINANCIAL-BANKS -- 0.8%
   150,000   KeyCorp
               4.625% due 5/16/2005                    152,506
--------------------------------------------------------------
FOOD AND BEVERAGE -- 2.8%
   150,000   Kellogg Co.
               6.00% due 4/1/2006                      157,428
   200,000   Kraft Foods, Inc.
               4.625% due 11/1/2006                    204,787
   150,000   PepsiAmericas, Inc.
               5.95% due 2/15/2006                     156,904
                                                   -----------
                                                       519,119
--------------------------------------------------------------
HOME CONSTRUCTION -- 0.4%
    75,000   Lennar Corp.
               9.95% due 5/1/2010                       83,422
--------------------------------------------------------------
LODGING -- 0.9%
   150,000   Marriott Int'l., Inc.
               6.875% due 11/15/2005                   157,945
--------------------------------------------------------------

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC Low Duration Bond Fund

June 30, 2004 (Unaudited)


--------------------------------------------------------------
Principal
Amount                                                   Value
--------------------------------------------------------------
MEDIA-CABLE -- 2.0%
$  200,000   Comcast Cable Comm.
               6.375% due 1/30/2006                $   209,410
   150,000   Cox Comm., Inc.
               7.75% due 8/15/2006                     163,016
                                                   -----------
                                                       372,426
--------------------------------------------------------------
MEDIA-NONCABLE -- 0.9%
   150,000   Clear Channel Comm.
               6.00% due 11/1/2006                     157,455
--------------------------------------------------------------
NATURAL GAS-PIPELINES -- 0.9%
   150,000   Duke Energy Field Svcs.
               7.50% due 8/16/2005                     157,484
--------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.6%
   100,000   Abitibi-Consolidated, Inc.
               8.30% due 8/1/2005                      103,495
--------------------------------------------------------------
RAILROADS -- 0.9%
   150,000   Union Pacific Corp.
               6.40% due 2/1/2006                      157,604
--------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 3.5%
   155,000   Avalon Bay Communities, Inc.
               6.80% due 7/15/2006                     166,107
             EOP Operating LP
   150,000     6.625% due 2/15/2005                    153,743
   150,000     6.63% due 4/13/2005                     154,521
   150,000   Simon Ppty. Group LP
               6.875% due 10/27/2005                   156,940
                                                   -----------
                                                       631,311
--------------------------------------------------------------
RESTAURANTS -- 0.4%
    75,000   YUM! Brands, Inc.
               7.45% due 5/15/2005                      77,902
--------------------------------------------------------------
SERVICES -- 0.9%
   150,000   Cendant Corp.
               6.875% due 8/15/2006                    160,275
--------------------------------------------------------------
SUPERMARKETS -- 1.7%
   150,000   Kroger Co.
               7.375% due 3/1/2005                     154,737
   150,000   Safeway, Inc.
               3.80% due 8/15/2005                     151,441
                                                   -----------
                                                       306,178
--------------------------------------------------------------
UTILITIES-ELECTRIC AND WATER -- 5.2%
   150,000   Consumers Energy Co.
               6.25% due 9/15/2006                     157,590
   150,000   Dominion Resources, Inc.
               2.80% due 2/15/2005                     150,466
   200,000   National Rural Utilities Coop. Fin.
               3.00% due 2/15/2006                     200,252
   150,000   Nisource Fin. Corp.
               7.625% due 11/15/2005                   159,120
   125,000   PSEG Power LLC
               6.875% due 4/15/2006                    132,617
   150,000   Southern California Edison Co.
               6.375% due 1/15/2006                    156,854
                                                   -----------
                                                       956,899
--------------------------------------------------------------

--------------------------------------------------------------
Principal
Amount                                                   Value
--------------------------------------------------------------
WIRELESS COMMUNICATIONS -- 0.8%
$  150,000   AT & T Wireless Svcs., Inc.
               6.875% due 4/18/2005                $   155,087
--------------------------------------------------------------
WIRELINE COMMUNICATIONS -- 3.5%
   150,000   British Telecom. PLC
               7.875% due 12/15/2005                   160,375
   150,000   Deutsche Telekom Int'l. Fin. BV
               8.25% due 6/15/2005                     157,714
   150,000   Sprint Capital Corp.
               7.90% due 3/15/2005                     155,490
   150,000   Telefonica Europe BV
               7.35% due 9/15/2005                     158,084
                                                   -----------
                                                       631,663
--------------------------------------------------------------
             TOTAL CORPORATE BONDS
               (COST $7,739,182)                     7,705,668
--------------------------------------------------------------
SOVEREIGN DEBT SECURITY -- 0.8%
$  150,000   Petroleos Mexicanos
               6.50% due 2/1/2005
               (COST $153,863)                     $   153,150
--------------------------------------------------------------
U.S. GOVERNMENT SECURITIES -- 41.6%
U.S. TREASURY NOTES -- 41.6%
             U.S. Treasury Notes
$2,590,000     1.625%, 10/31/2005                  $ 2,566,934
    85,000     1.875%, 11/30/2005                       84,412
 1,055,000     2.25%, 2/15/2007                      1,034,436
 1,624,000     2.625%, 11/15/2006                    1,612,708
 1,235,000     3.125%, 5/15/2007                     1,235,000
 1,060,000     3.375%, 2008                          1,046,771
--------------------------------------------------------------
             TOTAL U.S. GOVERNMENT SECURITIES
               (COST $7,636,382)                     7,580,261
--------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.2%
$  399,000   State Street Bank and Trust Co.
             repurchase agreement,
             dated 6/30/2004, maturity
             value $339,015 at
             1.35%, due 7/1/2004 (2)
               (COST $399,000)                     $   399,000
--------------------------------------------------------------
TOTAL INVESTMENTS -- 98.4%
  (COST $18,057,452)                                17,951,685
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 1.6%                             286,880
--------------------------------------------------------------
NET ASSETS -- 100%                                 $18,238,565
--------------------------------------------------------------

(1) Floating rate note. The rate shown is the rate in effect at June 30, 2004.

(2) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC Low Duration Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Investments, at market (cost $18,057,452)       $17,951,685
  Cash                                                    626
  Interest receivable                                 161,058
  Receivable for securities sold                       90,090
  Receivable for fund shares sold                      57,990
  Other assets                                            318
                                                  -----------
    TOTAL ASSETS                                   18,261,767
                                                  -----------

LIABILITIES
  Accrued expenses                                     16,544
  Due to GIS                                            6,658
                                                  -----------
    TOTAL LIABILITIES                                  23,202
                                                  -----------
    NET ASSETS                                    $18,238,565
                                                  ===========

COMPONENTS OF NET ASSETS
  Capital stock, at par                           $     1,827
  Additional paid-in capital                       18,319,661
  Undistributed net investment income                  30,209
  Accumulated net realized loss on investments         (7,365)
  Net unrealized depreciation of investments         (105,767)
                                                  -----------
    NET ASSETS                                    $18,238,565
                                                  ===========
SHARES OUTSTANDING--$0.001 PAR VALUE                1,827,194
                                                  ===========
NET ASSET VALUE PER SHARE                         $      9.98
                                                  ===========


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME
  Interest                                          $ 191,763
                                                    ---------

  EXPENSES:
    Investment advisory fees--Note B                   30,345
    Custodian fees                                     13,499
    Audit fees                                         12,183
    Printing expense                                    2,784
    Director's fees--Note B                               271
    Other                                                 879
                                                    ---------
      Total Expenses                                   59,961
                                                    ---------
  NET INVESTMENT INCOME                               131,802
                                                    ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS--NOTE C
    Net realized loss on investments                   (3,005)
    Net change in unrealized appreciation
      of investments                                 (149,583)
                                                    ---------
  NET REALIZED AND UNREALIZED LOSS
    ON INVESTMENTS                                   (152,588)
                                                    ---------
    NET DECREASE IN NET ASSETS FROM OPERATIONS      $ (20,786)
                                                    =========

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian VC Low Duration Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                           PERIOD FROM
                                                                         SIX MONTHS ENDED              AUGUST 28, 2003+ TO
                                                                           JUNE 30, 2004                DECEMBER 31, 2003
                                                                            (UNAUDITED)                     (AUDITED)
                                                                        -------------------            -------------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                                   $   131,802                    $    29,089
    Net realized gain/(loss) on investments                                      (3,005)                         7,161
    Net change in unrealized appreciation of investments                       (149,583)                        43,816
                                                                            -----------                    -----------
      NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS                     (20,786)                        80,066
                                                                            -----------                    -----------

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                      (101,959)                       (28,746)
    Net realized gain on investments                                                 --                        (11,498)
                                                                            -----------                    -----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                        (101,959)                       (40,244)
                                                                            -----------                    -----------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets from capital share
      transactions--Note G                                                    7,520,852                     10,800,636
                                                                            -----------                    -----------
  NET INCREASE IN NET ASSETS                                                  7,398,107                     10,840,458

NET ASSETS:
Beginning of period                                                          10,840,458                             --
                                                                            -----------                    -----------
End of period*                                                              $18,238,565                    $10,840,458
                                                                            ===========                    ===========

+ Commencement of operations.
* Includes undistributed net investment income of:                          $    30,209                    $       366

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC Low Duration Bond Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     The Guardian VC Low Duration Bond Fund (the Fund or GVLDBF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

     Shares of GVLDBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

     Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Futures contracts are valued at the settlement prices established each day by the boards of trade or exchanges on which they are traded.

     Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities and foreign securities subject to a "significant event") are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated.

     Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GVLDBF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

     GVLDBF is permitted to buy international securities that are not U.S. dollar denominated. GVLDBF's books and records are maintained in U.S. dollars as follows:

     (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

     (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations as follows:

     Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which the GVLDBF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated

/ /  The Guardian VC Low Duration Bond Fund

June 30, 2004 (Unaudited)


in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Futures Contracts

     GVLDBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVLDBF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVLDBF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVLDBF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVLDBF. GVLDBF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GVLDBF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

     Dividends from net investment income are declared and paid semi-annually for GVLDBF. Net realized short-term and long-term capital gains for GVLDBF will be distributed at least annually. All such dividends or distributions are credited in the form of additional shares of GVLDBF at the net asset value on the ex-dividend date.

     All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     GVLDBF has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO OR FROM RELATED PARTIES

     The Fund has an investment agreement with Guardian Investor Services LLC
(GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate .45% of the average daily net assets of the Fund.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $10,876,966 and $3,423,417, respectively, during the six months ended June 30, 2004.

     The cost of investments owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments, excluding foreign currency and futures at June 30, 2004 aggregated $12,405 and $118,172, respectively, resulting in net unrealized depreciation of $105,767.

NOTE D.  REPURCHASE AGREEMENTS

     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase

/ /  The Guardian VC Low Duration Bond Fund

June 30, 2004 (Unaudited)


price plus accrued interest, GVLDBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVLDBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

NOTE E.  REVERSE REPURCHASE AGREEMENTS

     GVLDBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVLDBF enters into a reverse repurchase agreement, GVLDBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVLDBF may be unable to deliver the securities when GVLDBF seeks to repurchase them.

NOTE F.  DOLLAR ROLL TRANSACTIONS

     GVLDBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that they hold with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVLDBF may be unable to deliver the securities when GVLDBF seeks to repurchase them.

NOTE G.  TRANSACTIONS IN CAPITAL STOCK

     There are 100,000,000 shares of $0.001 par value capital stock authorized for GVLDBF.

     Transactions in capital stock were as follows:

                                                                   Period from                                   Period from
                                          Six Months Ended     August 28, 2003+ to      Six Months Ended     August 28, 2003+ to
                                           June 30, 2004        December 31, 2003        June 30, 2004        December 31, 2003
                                            (Unaudited)             (Audited)             (Unaudited)             (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                          Shares                                        Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                  1,002,162              1,244,113             $10,075,020            $12,470,704
Shares issued in reinvestment of
  dividends and distributions                   10,247                  4,004                 101,959                 40,244
Shares repurchased                            (263,300)              (170,032)             (2,656,127)            (1,710,312)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE                                   749,109              1,078,085             $ 7,520,852            $10,800,636
---------------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

NOTE H.  LINE OF CREDIT

     A $100,000,000 line of credit available to GVLDBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the funds borrowed against this line of credit.

     The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

/ /  The Guardian VC Low Duration Bond Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                                                                                        PERIOD FROM
                                                                        SIX MONTHS ENDED            AUGUST 28, 2003+ TO
                                                                         JUNE 30, 2004               DECEMBER 31, 2003
                                                                          (UNAUDITED)                    (AUDITED)
                                                                        ----------------            -------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................                $ 10.06                       $ 10.00
                                                                            -------                       -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................                   0.08                          0.03
  Net realized and unrealized gain/(loss) on investments....                  (0.09)                         0.07
                                                                            -------                       -------
  Net increase/(decrease) from investment operations........                  (0.01)                         0.10
                                                                            -------                       -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................                  (0.07)                        (0.03)
  Net realized gain on investments..........................                     --                         (0.01)
                                                                            -------                       -------
  Total dividends and distributions.........................                  (0.07)                        (0.04)
                                                                            -------                       -------
NET ASSET VALUE, END OF PERIOD..............................                $  9.98                       $ 10.06
                                                                            -------                       -------
TOTAL RETURN*...............................................                  (0.13)%(a)                     0.97%(a)
                                                                            -------                       -------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted).................                $18,239                       $10,840
  Ratio of expenses to average net assets...................                   0.89%(b)                      1.74%(b)
  Ratio of net investment income to average net assets......                   1.95%(b)                      0.93%(b)
  Portfolio turnover rate...................................                     26%                           92%

+   Commencement of operations.

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
    Inclusion of such charges would reduce the total returns for the periods shown.

(a) Not Annualized.

(b) Annualized.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian VC Low Duration Bond Fund

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

/ /   THE GUARDIAN UBS VC LARGE CAP VALUE FUND                 SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


 The Guardian UBS VC Large Cap Value Fund is managed by a team of investment professionals from the Fund's sub-advisor, UBS Global Asset Management (Americas) Inc., with many years of experience in large cap value investment management.


OBJECTIVE:
Seeks to maximize total return, consisting of capital appreciation and current income

PORTFOLIO:
At least 80% in equity securities issued by companies with a large market capitalization at the time of purchase

INCEPTION:
February 3, 2003

NET ASSETS AT
JUNE 30, 2004:
$61,656,857

TOP TEN HOLDINGS (AS OF 6/30/04)


                                                               PERCENTAGE OF
 COMPANY                                                       TOTAL NET ASSETS
 Citigroup, Inc.                                                     5.17%
 Exxon Mobil Corp.                                                   5.08
 J.P. Morgan Chase & Co.                                             4.31
 Nextel Comm., Inc.                                                  4.10
 Wells Fargo & Co.                                                   4.10
 Morgan Stanley                                                      3.89
 S&P Depositary Receipts Trust Series 1                              3.63
 UnitedHealth Group                                                  3.20
 Illinois Tool Works, Inc.                                           3.02
 Federal Home Loan Mortgage Corp.                                    3.01

SECTOR WEIGHTINGS VS. INDEX (AS OF 6/30/04)

                                                               THE GUARDIAN UBS VC LARGE CAP
                                                                         VALUE FUND                  RUSSELL 1000 VALUE INDEX
                                                               -----------------------------         ------------------------
Financials                                                                 34.26                              36.41
Industrials                                                                10.05                               6.96
Health Care                                                                 9.42                               4.21
Consumer Discretionary                                                      8.69                              11.55
Utilities                                                                   8.11                               5.29
Energy                                                                      8.01                              10.77
Telecommunication Services                                                  7.44                               5.21
Materials                                                                   6.59                               6.33
Information Technology                                                      4.52                               7.55
Consumer Staples                                                            2.91                               5.72

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                                 YEAR       1      3     5    10    SINCE INCEPTION
                                TO DATE    YR     YRS   YRS   YRS      2/3/2003
 The Guardian UBS VC
   Large Cap Value Fund          3.08%    19.53%  --    --    --         24.50%
 Russell 1000 Index              3.94%    21.13%  --    --    --         25.53%

--------------------------------------------------------------------------------
ABOUT INFORMATION CONTAINED IN THIS REPORT:

  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.

  - The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  The Guardian UBS VC Large Cap Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



COMMON STOCKS -- 94.4%
Shares                                                  Value
-------------------------------------------------------------
AEROSPACE AND DEFENSE -- 3.0%
    14,600  Boeing Co.                            $   745,914
    12,200  Northrop Grumman Corp.                    655,140
     4,700  United Technologies Corp.                 429,956
                                                  -----------
                                                    1,831,010
-------------------------------------------------------------
AIRLINES -- 0.3%
    27,900  Delta Airlines, Inc.                      198,648
-------------------------------------------------------------
AUTO COMPONENTS -- 1.3%
    15,000  Johnson Controls, Inc.                    800,700
-------------------------------------------------------------
BIOTECHNOLOGY -- 1.1%
    12,700  Cephalon, Inc.*                           685,800
-------------------------------------------------------------
BUILDING PRODUCTS -- 2.2%
    43,200  Masco Corp.                             1,346,976
-------------------------------------------------------------
CAPITAL MARKETS -- 11.6%
    68,500  J.P. Morgan Chase & Co.                 2,655,745
    50,500  Mellon Financial Corp.                  1,481,165
    45,400  Morgan Stanley                          2,395,758
    14,200  Northern Trust Corp.                      600,376
                                                  -----------
                                                    7,133,044
-------------------------------------------------------------
COMMERCIAL BANKS -- 7.9%
    13,529  Bank of America Corp.                   1,144,824
    22,700  PNC Financial Svcs. Group               1,204,916
    44,200  Wells Fargo & Co.                       2,529,566
                                                  -----------
                                                    4,879,306
-------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 0.6%
    13,800  Equifax, Inc.                             341,550
-------------------------------------------------------------
CONSTRUCTION MATERIALS -- 1.7%
    24,200  Martin Marietta Materials, Inc.         1,072,786
-------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 5.2%
    68,600  Citigroup, Inc.                         3,189,900
-------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.2%
    30,000  BellSouth Corp.                           786,600
    49,300  SBC Comm., Inc.                         1,195,525
                                                  -----------
                                                    1,982,125
-------------------------------------------------------------
ELECTRIC UTILITIES -- 6.6%
    38,000  American Electric Power, Inc.           1,216,000
    31,200  CMS Energy Corp.*                         284,856
    29,600  Exelon Corp.                              985,384
    31,900  FirstEnergy Corp.                       1,193,379
    23,000  Pepco Hldgs., Inc.                        420,440
                                                  -----------
                                                    4,100,059
-------------------------------------------------------------
FOOD AND STAPLES RETAILING -- 3.1%
    31,700  Albertson's, Inc.                         841,318
    26,500  Costco Wholesale Corp.                  1,088,355
                                                  -----------
                                                    1,929,673
-------------------------------------------------------------
HEALTH CARE PROVIDERS AND SERVICES -- 3.7%
     3,600  Quest Diagnostics, Inc.                   305,820
    31,700  UnitedHealth Group                      1,973,325
                                                  -----------
                                                    2,279,145
-------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.2%
    11,400  Kimberly-Clark Corp.                      751,032
-------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 1.1%
    14,700  First Data Corp.                          654,444
-------------------------------------------------------------
INSURANCE -- 4.8%
    18,000  AFLAC, Inc.                               734,580
    16,600  American Int'l. Group, Inc.             1,183,248
    15,200  Hartford Financial Svcs. Group, Inc.    1,044,848
                                                  -----------
                                                    2,962,676
-------------------------------------------------------------

-------------------------------------------------------------
Shares                                                  Value
-------------------------------------------------------------
MACHINERY -- 3.0%
    19,400  Illinois Tool Works, Inc.             $ 1,860,266
-------------------------------------------------------------
MEDIA -- 7.0%
     6,800  Gannett Co., Inc.                         576,980
    47,400  Interpublic Group Cos., Inc.*             650,802
    85,100  Time Warner, Inc.*                      1,496,058
    44,600  Viacom, Inc.                            1,593,112
                                                  -----------
                                                    4,316,952
-------------------------------------------------------------
MULTI-UTILITIES AND UNREGULATED POWER -- 1.3%
    23,800  Sempra Energy                             819,434
-------------------------------------------------------------
OIL AND GAS -- 7.9%
    23,200  ConocoPhillips                          1,769,928
    70,500  Exxon Mobil Corp.                       3,130,905
                                                  -----------
                                                    4,900,833
-------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 1.0%
    20,400  MeadWestvaco Corp.                        599,556
-------------------------------------------------------------
PHARMACEUTICALS -- 4.5%
    27,500  Bristol-Myers Squibb Corp.                673,750
    15,400  Johnson & Johnson                         857,780
    33,800  Wyeth                                   1,222,208
                                                  -----------
                                                    2,753,738
-------------------------------------------------------------
ROAD AND RAIL -- 4.0%
    31,500  Burlington Northern Santa Fe            1,104,705
    40,800  CSX Corp.                               1,337,016
                                                  -----------
                                                    2,441,721
-------------------------------------------------------------
THRIFTS AND MORTGAGE FINANCE -- 3.0%
    29,300  Federal Home Loan Mortgage Corp.        1,854,690
-------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 4.1%
    94,900  Nextel Comm., Inc.*                     2,530,034
-------------------------------------------------------------
            TOTAL COMMON STOCKS
              (COST $46,113,245)                  $58,216,098
-------------------------------------------------------------
EXCHANGE-TRADED FUND -- 3.6%
    19,550  S&P Depositary Receipts Trust
            Series 1
            exp. 12/31/2099
              (COST $2,078,204)                   $ 2,239,062
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
Principal
Amount                                                  Value
-------------------------------------------------------------
$1,132,000  State Street Bank and Trust Co.
            repurchase agreement,
            dated 6/30/2004, maturity
            value $1,132,042 at
            1.35%, due 7/1/2004 (1)
              (COST $1,132,000)                   $ 1,132,000
-------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
  (COST $49,323,449)                               61,587,160
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 0.1%                             69,697
-------------------------------------------------------------
NET ASSETS -- 100%                                $61,656,857
-------------------------------------------------------------

 *  Non-income producing security.

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian UBS VC Large Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Investments, at market (cost $49,323,449)       $61,587,160
  Cash                                                    796
  Receivable for fund shares sold                      86,368
  Dividends receivable                                 44,606
  Interest receivable                                      42
  Other assets                                            846
                                                  -----------
    TOTAL ASSETS                                   61,719,818
                                                  -----------

LIABILITIES
  Accrued expenses                                     17,741
  Due to GIS                                           45,220
                                                  -----------
    TOTAL LIABILITIES                                  62,961
                                                  -----------
    NET ASSETS                                    $61,656,857
                                                  ===========

COMPONENTS OF NET ASSETS
  Capital stock, at par                           $     4,842
  Additional paid-in capital                       47,470,060
  Undistributed net investment income                  15,641
  Accumulated net realized gain on investments      1,902,603
  Net unrealized appreciation of investments       12,263,711
                                                  -----------
    NET ASSETS                                    $61,656,857
                                                  ===========
SHARES OUTSTANDING--$0.001 PAR VALUE                4,842,126
                                                  ===========
NET ASSET VALUE PER SHARE                         $     12.73
                                                  ===========


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                        $  611,620
  Interest                                              8,284
                                                   ----------
    Total Income                                      619,904
                                                   ----------

  EXPENSES:
    Investment advisory fees--Note B                  246,237
    Custodian fees                                     23,113
    Printing expense                                    5,003
    Director's fees--Note B                             1,785
    Other                                              13,952
                                                   ----------
      Total Expenses                                  290,090
                                                   ----------
  NET INVESTMENT INCOME                               329,814
                                                   ----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS--NOTE C
    Net realized gain on investments                1,942,093
    Net change in unrealized appreciation
      of investments                                 (406,623)
                                                   ----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS                                  1,535,470
                                                   ----------
    NET INCREASE IN NET ASSETS
      FROM OPERATIONS                              $1,865,284
                                                   ==========

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian UBS VC Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            PERIOD FROM
                                                                          SIX MONTHS ENDED              FEBRUARY 3, 2003+ TO
                                                                           JUNE 30, 2004                 DECEMBER 31, 2003
                                                                            (UNAUDITED)                      (AUDITED)
                                                                        --------------------            --------------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                                   $   329,814                     $   648,497
    Net realized gain on investments                                          1,942,093                       2,956,987
    Net change in unrealized appreciation of investments                       (406,623)                     12,670,334
                                                                            -----------                     -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    1,865,284                      16,275,818
                                                                            -----------                     -----------

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                      (318,182)                       (644,488)
    Net realized gain on investments                                         (1,920,685)                     (1,075,792)
                                                                            -----------                     -----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                      (2,238,867)                     (1,720,280)
                                                                            -----------                     -----------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets from capital share
      transactions--Note E                                                    3,537,473                      43,937,429
                                                                            -----------                     -----------
  NET INCREASE IN NET ASSETS                                                  3,163,890                      58,492,967

NET ASSETS:
Beginning of period                                                          58,492,967                              --
                                                                            -----------                     -----------
End of period*                                                              $61,656,857                     $58,492,967
                                                                            ===========                     ===========

+ Commencement of operations.
* Includes undistributed net investment income of:                          $    15,641                     $     4,009

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian UBS VC Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     The Guardian UBS VC Large Cap Value Fund (the Fund or GLCVF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

     On February 3, 2003 GLCVF sold 937,500 to The Guardian Life Insurance Company of America (Guardian Life) for $9,375,000 to commence its operations.

     Shares of GLCVF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of Guardian Life.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

     Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Futures contracts are valued at the settlement prices established each day by the boards of trade or exchanges on which they are traded.

     Other securities, including securities for which market quotations are not readily available (such as restricted securities and foreign securities subject to a "significant event") are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated.

     Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase agreements are carried at cost which approximates market value (see Note D).

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

     GLCVF is permitted to buy international securities that are not U.S. dollar denominated. GLCVF's books and records are maintained in U.S. dollars as follows:

     (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

     (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations as follows:

     Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GLCVF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the

/ /  The Guardian UBS VC Large Cap Value Fund

June 30, 2004 (Unaudited)


period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

     GLCVF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GLCVF. When forward contracts are closed, GLCVF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GLCVF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

     GLCVF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GLCVF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GLCVF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GLCVF. The daily changes in the variation margin are recognized as unrealized gains or losses by GLCVF. GLCVF's investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GLCVF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GLCVF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

     Dividends from net investment income are declared and paid semi-annually for GLCVF. Net realized short-term and long-term capital gains for GLCVF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GLCVF at the net asset value on the ex-dividend date.

     All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     GLCVF has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO OR FROM RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .83% of its average daily net assets of the Fund. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GLCVF. GIS continually monitors and evaluates the performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM

/ /  The Guardian UBS VC Large Cap Value Fund

June 30, 2004 (Unaudited)


at an annual rate of .43% of GLCVF's average daily net assets. Payment of sub-investment advisory fees does not represent a separate or additional expense to GLCVF.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $10,903,372 and $8,732,392, respectively, during the six months ended June 30, 2004.

     The cost of investments owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2004 aggregated $12,815,503 and $551,792, respectively, resulting in net unrealized appreciation of $12,263,711.

NOTE D.  REPURCHASE AGREEMENTS

     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GLCVF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GLCVF maintains the right to sell the collateral and may claim any resulting loss against the seller.

NOTE E.  TRANSACTIONS IN CAPITAL STOCK

     There are 100,000,000 shares of $0.001 par value capital stock authorized for GLCVF.

     Transactions in capital stock were as follows:

                                                                   Period from                                   Period from
                                          Six Months Ended     February 3, 2003+ to     Six Months Ended     February 3, 2003+ to
                                           June 30, 2004        December 31, 2003        June 30, 2004        December 31, 2003
                                            (Unaudited)             (Audited)             (Unaudited)             (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                          Shares                                        Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                      239,226              5,464,736           $ 3,079,309            $54,542,249
Shares issued in reinvestment of
  dividends and distributions                    176,846                136,708             2,238,867              1,720,279
Shares repurchased                              (138,327)            (1,037,063)           (1,780,703)           (12,325,099)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE                                     277,745              4,564,381           $ 3,537,473            $43,937,429
---------------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

NOTE F.  LINE OF CREDIT

     A $100,000,000 line of credit available to GLCVF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the funds borrowed against this line of credit.

     The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

/ /  The Guardian UBS VC Large Cap Value Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                                                                                        PERIOD FROM
                                                                        SIX MONTHS ENDED            FEBRUARY 3, 2003+ TO
                                                                         JUNE 30, 2004               DECEMBER 31, 2003
                                                                          (UNAUDITED)                    (AUDITED)
                                                                        ----------------            --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................                $ 12.82                       $ 10.00
                                                                            -------                       -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................                   0.07                          0.14
  Net realized and unrealized gain on investments...........                   0.32                          3.06
                                                                            -------                       -------
  Net increase from investment operations...................                   0.39                          3.20
                                                                            -------                       -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................                  (0.07)                        (0.14)
  Net realized gain on investments..........................                  (0.41)                        (0.24)
                                                                            -------                       -------
  Total dividends and distributions.........................                  (0.48)                        (0.38)
                                                                            -------                       -------
NET ASSET VALUE, END OF PERIOD..............................                $ 12.73                       $ 12.82
                                                                            -------                       -------
TOTAL RETURN*...............................................                   3.08%(a)                     32.07%(a)
                                                                            -------                       -------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted).................                $61,657                       $58,493
  Ratio of expenses to average net assets...................                   0.98%(b)                      1.08%(b)
  Ratio of net investment income to average net assets......                   1.11%(b)                      1.27%(b)
  Portfolio turnover rate...................................                     15%                           48%

+   Commencement of operations.

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
    Inclusion of such charges would reduce the total returns for the periods shown.

(a) Not Annualized.

(b) Annualized.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian UBS VC Large Cap Value Fund

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

/ /   THE GUARDIAN UBS VC SMALL CAP VALUE FUND                 SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


 The Guardian UBS VC Small Cap Value Fund is managed by a team of investment professionals from the Fund's sub-advisor, UBS Global Asset Management (Americas) Inc., with many years of experience in small cap value investment management.


OBJECTIVE:
Seeks to maximize total return, consisting of capital appreciation and current income

PORTFOLIO:
At least 80% in equity securities issued by companies with a small market capitalization at the time of purchase

INCEPTION:
February 3, 2003

NET ASSETS AT
JUNE 30, 2004:
$20,512,545

TOP TEN HOLDINGS (AS OF 6/30/04)


                                                               PERCENTAGE OF
 COMPANY                                                       TOTAL NET ASSETS
 Equitable Resources, Inc.                                           2.92%
 AmerUs Group Co.                                                    2.40
 McGrath Rentcorp                                                    2.23
 IndyMac Bancorp, Inc.                                               2.22
 Renal Care Group, Inc.                                              2.16
 Offshore Logistics, Inc.                                            1.81
 Harris Corp.                                                        1.81
 Regal-Beloit Corp.                                                  1.78
 Park Electrochemical Corp.                                          1.69
 Esterline Technologies Corp.                                        1.66

SECTOR WEIGHTINGS VS. INDEX (AS OF 6/30/04)

                                                               THE GUARDIAN UBS VC SMALL CAP
                                                                         VALUE FUND                  RUSSELL 2000 VALUE INDEX
                                                               -----------------------------         ------------------------
Financials                                                                 21.65                              21.23
Information Technology                                                     19.03                              22.68
Industrials                                                                17.67                              10.82
Consumer Discretionary                                                     16.78                              13.70
Health Care                                                                14.63                              12.07
Energy                                                                      4.20                               4.26
Materials                                                                   3.02                               8.50
Consumer Staples                                                            2.29                               2.91
Utilities                                                                   0.73                               2.93
Telecommunication Services                                                  0.00                               0.90

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)

                                 YEAR       1      3     5    10    SINCE INCEPTION
                                TO DATE    YR     YRS   YRS   YRS      2/3/2003
 The Guardian UBS VC
   Small Cap Value Fund          5.47%    24.26%  --    --    --         28.80%
 Russell 2000 Value Index        7.83%    35.17%  --    --    --         41.26%

--------------------------------------------------------------------------------
ABOUT INFORMATION CONTAINED IN THIS REPORT:

  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.
  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested. Small-cap investing entails special risks as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.
  - The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000 Index. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  The Guardian UBS VC Small Cap Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



COMMON STOCKS -- 94.9%
Shares                                                              Value
-------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.5%
  11,500  Esterline Technologies Corp.*                       $   339,595
   5,300  Triumph Group, Inc.*                                    169,229
                                                              -----------
                                                                  508,824
-------------------------------------------------------------------------
AIRLINES -- 1.9%
  17,600  Mesa Air Group, Inc.*                                   142,384
  21,500  Pinnacle Airlines Corp.*                                242,950
                                                              -----------
                                                                  385,334
-------------------------------------------------------------------------
AUTO COMPONENTS -- 1.0%
   5,500  American Axle & Mfg. Hldgs., Inc.                       199,980
-------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.8%
   8,100  Alkermes, Inc.*                                         110,160
   3,700  Vicuron Pharmaceuticals, Inc.*                           46,472
                                                              -----------
                                                                  156,632
-------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.3%
   7,000  Apogee Enterprises, Inc.                                 72,800
-------------------------------------------------------------------------
CHEMICALS -- 1.5%
   8,400  Lubrizol Corp.                                          307,608
-------------------------------------------------------------------------
COMMERCIAL BANKS -- 8.3%
   7,000  Boston Private Financial Hldgs., Inc.                   162,120
  17,800  Colonial BancGroup, Inc.                                323,426
   7,500  Cullen/Frost Bankers, Inc.                              335,625
   5,800  First BanCorp.                                          236,350
   7,500  South Financial Group, Inc.                             212,550
  11,700  Trustmark Corp.                                         338,364
   2,205  Vineyard National Bancorp Co.                            87,957
                                                              -----------
                                                                1,696,392
-------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 5.3%
   9,200  Jackson Hewitt Tax Svc., Inc.*                          161,000
   6,200  John H. Harland Co.                                     181,970
  12,400  McGrath Rentcorp                                        458,180
  10,300  Mobile Mini, Inc.*                                      292,623
                                                              -----------
                                                                1,093,773
-------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.8%
   7,300  Harris Corp.                                            370,475
-------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 0.9%
  63,300  Quantum Corp.*                                          196,230
-------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.2%
   9,500  Hawaiian Electric Inds., Inc.                           247,950
-------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.8%
  16,400  Regal-Beloit Corp.                                      365,064
-------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 3.5%
  12,600  Methode Electronics, Inc.                               163,422
  12,400  Newport Corp.*                                          200,508
  13,700  Park Electrochemical Corp.                              345,925
                                                              -----------
                                                                  709,855
-------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 3.5%
   9,900  Oceaneering Int'l., Inc.*                               339,075
  13,200  Offshore Logistics, Inc.*                               371,184
                                                              -----------
                                                                  710,259
-------------------------------------------------------------------------
FOOD PRODUCTS -- 1.0%
  11,300  Hain Celestial Group, Inc.*                             204,530
-------------------------------------------------------------------------
GAS UTILITIES -- 1.3%
   9,100  AGL Resources, Inc.                                     264,355
-------------------------------------------------------------------------
HEALTH CARE EQUIPMENT AND SUPPLIES -- 3.7%
  15,700  Candela Corp.*                                          153,860
   6,100  Haemonetics Corp.*                                      180,865
   1,800  ICU Medical, Inc.*                                       60,354
   8,700  Mentor Corp.                                            298,323
  15,300  Theragenics Corp.*                                       70,686
                                                              -----------
                                                                  764,088
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Shares                                                              Value
-------------------------------------------------------------------------
HEALTH CARE PROVIDERS AND SERVICES -- 4.3%
   2,300  Coventry Health Care, Inc.*                         $   112,470
   5,800  Molina Healthcare, Inc.*                                221,444
   4,200  RehabCare Group, Inc.*                                  111,846
  13,350  Renal Care Group, Inc.*                                 442,286
                                                              -----------
                                                                  888,046
-------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.8%
  13,800  Bally Total Fitness Hldg. Corp.*                         69,000
  10,100  CBRL Group, Inc.                                        311,585
                                                              -----------
                                                                  380,585
-------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 5.4%
  18,400  Department 56, Inc.*                                    283,360
  11,900  Furniture Brands Int'l., Inc.                           298,095
   6,000  Libbey, Inc.                                            166,560
   3,200  Ryland Group, Inc.                                      250,240
   2,500  Stanley Furniture Co., Inc.                             105,275
                                                              -----------
                                                                1,103,530
-------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.3%
   8,100  ALLETE, Inc.                                            269,730
-------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 1.2%
  15,400  Computer Task Group, Inc.*                               60,830
  21,500  SM&A*                                                   185,975
                                                              -----------
                                                                  246,805
-------------------------------------------------------------------------
INSURANCE -- 4.0%
  11,900  AmerUs Group Co.                                        492,660
   4,500  Donegal Group, Inc.                                      90,180
   6,100  Selective Insurance Group, Inc.                         243,268
                                                              -----------
                                                                  826,108
-------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 1.0%
  47,900  Tumbleweed Comm. Corp.*                                 204,054
-------------------------------------------------------------------------
MACHINERY -- 1.4%
   2,000  Gardner Denver, Inc.*                                    55,800
   4,900  Harsco Corp.                                            230,300
                                                              -----------
                                                                  286,100
-------------------------------------------------------------------------
MEDIA -- 1.8%
  11,500  Radio One, Inc.*                                        184,115
   9,700  Saga Comm., Inc.*                                       177,025
                                                              -----------
                                                                  361,140
-------------------------------------------------------------------------
METALS AND MINING -- 1.6%
   6,700  Quanex Corp.                                            326,290
-------------------------------------------------------------------------
MULTI-UTILITIES AND UNREGULATED POWER -- 2.9%
  11,600  Equitable Resources, Inc.                               599,836
-------------------------------------------------------------------------
OIL AND GAS -- 1.6%
  11,100  Cimarex Energy Co.*                                     335,553
-------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.2%
   9,800  Nu Skin Enterprises, Inc.                               248,136
-------------------------------------------------------------------------
PHARMACEUTICALS -- 0.3%
   9,000  Advancis Pharmaceutical Corp.*                           61,110
-------------------------------------------------------------------------
REAL ESTATE -- 5.1%
  10,107  Government Pptys. Trust, Inc.                           105,618
  13,700  Innkeepers USA Trust                                    141,247
   7,100  Parkway Pptys., Inc.                                    315,595
   3,900  SL Green Realty Corp.                                   182,520
  11,000  Thornburg Mortgage, Inc.                                296,450
                                                              -----------
                                                                1,041,430
-------------------------------------------------------------------------
ROAD AND RAIL -- 3.5%
   9,650  Genesee & Wyoming, Inc.*                                228,705
  10,900  Werner Enterprises, Inc.                                229,990
   6,400  Yellow Roadway Corp.*                                   255,104
                                                              -----------
                                                                  713,799
-------------------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian UBS VC Small Cap Value Fund

June 30, 2004 (Unaudited)


-------------------------------------------------------------------------
Shares                                                              Value
-------------------------------------------------------------------------
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT -- 1.8%
  12,700  Dupont Photomasks, Inc.*                            $   258,191
   8,600  Integrated Silicon Solution, Inc.*                      105,006
                                                              -----------
                                                                  363,197
-------------------------------------------------------------------------
SOFTWARE -- 3.1%
  12,400  Mentor Graphics Corp.*                                  191,828
  16,600  MSC.Software Corp.*                                     148,570
  12,700  Reynolds & Reynolds Co.                                 293,751
                                                              -----------
                                                                  634,149
-------------------------------------------------------------------------
SPECIALTY RETAIL -- 5.4%
   5,900  Hollywood Entertainment Corp.*                           78,824
   7,800  Linens 'n Things, Inc.*                                 228,618
   3,300  Michaels Stores, Inc.                                   181,500
  20,300  Party City Corp.*                                       253,547
   8,450  Rent-A-Center, Inc.*                                    252,909
   3,600  Sharper Image Corp.*                                    113,004
                                                              -----------
                                                                1,108,402
-------------------------------------------------------------------------
THRIFTS AND MORTGAGE FINANCE -- 5.9%
  10,300  Accredited Home Lenders Hldg. Co.*                      289,945
   5,000  Independence Community Bank Corp.                       182,000
  14,400  IndyMac Bancorp, Inc.                                   455,040
  23,200  Ocwen Financial Corp.*                                  279,328
                                                              -----------
                                                                1,206,313
-------------------------------------------------------------------------
          TOTAL COMMON STOCKS
            (COST $16,690,990)                                 19,458,462
-------------------------------------------------------------------------
MUTUAL FUND -- 1.1%
Shares                                                              Value
-------------------------------------------------------------------------
  16,700  Apollo Investment Corp.*
            (COST $244,940)                                   $   229,959
-------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.4%
Principal
Amount                                                              Value
-------------------------------------------------------------------------
$487,000  State Street Bank and Trust Co.
          repurchase agreement,
          dated 6/30/2004, maturity
          value $487,018 at
          1.35%, due 7/1/2004 (1)
            (COST $487,000)                                   $   487,000
-------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.4%
  (COST $17,422,930)                                           20,175,421
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 1.6%                                        337,124
-------------------------------------------------------------------------
NET ASSETS -- 100%                                            $20,512,545
-------------------------------------------------------------------------

 *  Non-income producing security.

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian UBS VC Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Investments, at market (cost $17,422,930)       $20,175,421
  Cash                                                    784
  Receivable for fund shares sold                     302,353
  Receivable for securities sold                      117,929
  Dividends receivable                                  8,036
  Other assets                                            344
                                                  -----------
    TOTAL ASSETS                                   20,604,867
                                                  -----------

LIABILITIES
  Payable for securities purchased                     54,958
  Accrued expenses                                     19,927
  Due to GIS                                           17,437
                                                  -----------
    TOTAL LIABILITIES                                  92,322
                                                  -----------
    NET ASSETS                                    $20,512,545
                                                  ===========

COMPONENTS OF NET ASSETS
  Capital stock, at par                           $     1,536
  Additional paid-in capital                       16,489,133
  Distributions in excess of net investment
    income                                             (6,494)
  Accumulated net realized gain on investments      1,275,879
  Net unrealized appreciation of investments        2,752,491
                                                  -----------
    NET ASSETS                                    $20,512,545
                                                  ===========
SHARES OUTSTANDING--$0.001 PAR VALUE                1,536,119
                                                  ===========
NET ASSET VALUE PER SHARE                         $     13.35
                                                  ===========


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                        $  129,232
  Interest                                              2,625
  Less: Foreign tax withheld                             (126)
                                                   ----------
    Total Income                                      131,731
                                                   ----------

  EXPENSES:
    Investment advisory fees--Note B                   90,641
    Custodian fees                                     21,748
    Audit fees                                         11,362
    Director's fees--Note B                               398
    Other                                               3,769
                                                   ----------
      Total Expenses                                  127,918
                                                   ----------
  NET INVESTMENT INCOME                                 3,813
                                                   ----------

REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS--NOTE C
    Net realized gain on investments                1,281,335
    Net change in unrealized appreciation
      of investments                                 (325,713)
                                                   ----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS                                    955,622
                                                   ----------
    NET INCREASE IN NET ASSETS FROM OPERATIONS     $  959,435
                                                   ==========

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian UBS VC Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            PERIOD FROM
                                                                          SIX MONTHS ENDED              FEBRUARY 3, 2003+ TO
                                                                           JUNE 30, 2004                 DECEMBER 31, 2003
                                                                            (UNAUDITED)                      (AUDITED)
                                                                        --------------------            --------------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                                   $     3,813                     $    49,392
    Net realized gain on investments                                          1,281,335                       1,105,111
    Net change in unrealized appreciation of investments                       (325,713)                      3,078,204
                                                                            -----------                     -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      959,435                       4,232,707
                                                                            -----------                     -----------

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                       (10,307)                        (49,071)
    Net realized gain on investments                                           (407,581)                       (703,307)
                                                                            -----------                     -----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                        (417,888)                       (752,378)
                                                                            -----------                     -----------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets from capital share
      transactions--Note E                                                    3,087,484                      13,403,185
                                                                            -----------                     -----------
  NET INCREASE IN NET ASSETS                                                  3,629,031                      16,883,514

NET ASSETS:
Beginning of period                                                          16,883,514                              --
                                                                            -----------                     -----------
End of period*                                                              $20,512,545                     $16,883,514
                                                                            ===========                     ===========

+ Commencement of operations.
* Includes distributions in excess of net investment income
  of:                                                                       $    (6,494)                    $        --

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian UBS VC Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     The Guardian UBS VC Small Cap Value Fund (the Fund or GSCVF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of GVCF are presented in separate reports.

     On February 3, 2003 GSCVF sold 437,500 shares to The Guardian Life Insurance Company of America (Guardian Life) for $4,375,000 to commence its operations.

     Shares of GSCVF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of Guardian Life.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

     Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Futures contracts are valued at the settlement prices established each day by the board of trade or exchanges on which they are traded.

     Other securities, including securities for which market quotations are not readily available (such as restricted securities and foreign securities subject to a "significant event") are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated.

     Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

     Repurchase agreements are carried at cost which approximates market value (see Note D).

     Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

     GSCVF is permitted to buy international securities that are not U.S. dollar denominated. GSCVF's books and records are maintained in U.S. dollars as follows:

     (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

     (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations as follows:

     Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSCVF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the

/ /  The Guardian UBS VC Small Cap Value Fund

June 30, 2004 (Unaudited)


period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

     GSCVF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When forward contracts are closed, GSCVF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSCVF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

     GSCVF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GSCVF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GSCVF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GSCVF. The daily changes in the variation margin are recognized as unrealized gains or losses by GSCVF. GSCVF's investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GSCVF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, GSCVF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

     Dividends from net investment income are declared and paid semi-annually for GSCVF. Net realized short-term and long-term capital gains for GSCVF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSCVF at the net asset value on the ex-dividend date.

     All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     GSCVF has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO OR FROM RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 1.00% of the average daily net assets for the first $50 million and an annual rate of .95% of its average daily net assets in excess of $50 million. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GSCVF. GIS continually monitors and evaluates the

/ /  The Guardian UBS VC Small Cap Value Fund

June 30, 2004 (Unaudited)


performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM at an annual rate of .60% for the first $50 million and at an annual rate of .55% in excess of $50 million of GSCVF's average daily net assets. Payment of sub-investment advisory fees does not represent a separate or additional expense to GSCVF.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $9,842,240 and $7,293,468, respectively, during the six months ended June 30, 2004.

     The cost of investments owned at June 30, 2004 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2004 aggregated to $3,287,772 and $535,282, respectively, resulting in net unrealized appreciation of $2,752,490.

NOTE D.  REPURCHASE AGREEMENTS

     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSCVF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSCVF maintains the right to sell the collateral and may claim any resulting loss against the seller.

NOTE E.  TRANSACTIONS IN CAPITAL STOCK

     There are 100,000,000 shares of $0.001 par value capital stock authorized for GSCVF.

     Transactions in capital stock were as follows:

                                                                   Period from                                   Period from
                                          Six Months Ended     February 3, 2003+ to     Six Months Ended     February 3, 2003+ to
                                           June 30, 2004        December 31, 2003        June 30, 2004        December 31, 2003
                                            (Unaudited)             (Audited)             (Unaudited)             (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                          Shares                                        Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                    300,815               1,494,804            $ 4,007,767            $15,721,510
Shares issued in reinvestment of
  dividends and distributions                   31,949                  57,573                417,889                752,378
Shares repurchased                            (101,802)               (247,220)            (1,338,172)            (3,070,703)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE                                   230,962               1,305,157            $ 3,087,484            $13,403,185
---------------------------------------------------------------------------------------------------------------------------------

+ Commencement of operations.

NOTE F.  LINE OF CREDIT

     A $100,000,000 line of credit available to GSCVF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2004, none of the funds borrowed against this line of credit.

     The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

/ /  The Guardian UBS VC Small Cap Value Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                                                                         PERIOD FROM
                                                                SIX MONTHS ENDED    FEBRUARY 3, 2003+ TO
                                                                 JUNE 30, 2004        DECEMBER 31, 2003
                                                                  (UNAUDITED)             (AUDITED)
                                                                ----------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $ 12.94                $ 10.00
                                                                    -------                -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................           0.00(a)                0.04
  Net realized and unrealized gain on investments...........           0.70                   3.50
                                                                    -------                -------
  Net increase from investment operations...................           0.70                   3.54
                                                                    -------                -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................          (0.01)                 (0.04)
  Net realized gain on investments..........................          (0.28)                 (0.56)
                                                                    -------                -------
  Total dividends and distributions.........................          (0.29)                 (0.60)
                                                                    -------                -------
NET ASSET VALUE, END OF PERIOD..............................        $ 13.35                $ 12.94
                                                                    -------                -------
TOTAL RETURN*...............................................           5.47%(b)              35.39%(b)
                                                                    -------                -------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted).................        $20,513                $16,884
  Ratio of expenses to average net assets...................           1.41%(c)               1.68%(c)
  Ratio of net investment income to average net assets......           0.04%(c)               0.42%(c)
  Portfolio turnover rate...................................             41%                    75%

+   Commencement of operations.

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
    Inclusion of such charges would reduce the total returns for the periods shown.

(a) Rounds to less than $0.01.

(b) Not Annualized.

(c) Annualized.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian UBS VC Small Cap Value Fund

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders follows.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10. CONTROLS AND PROCEDURES

a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant's certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. (b) A certification by the registrant's certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Variable Contract Funds, Inc.
(The Guardian Stock Fund)                     (The Guardian VC Low Duration Bond Fund)
(The Guardian VC 500 Index Fund)              (The Guardian UBS VC Large Cap Value Fund)
(The Guardian VC Asset Allocation Fund)       (The Guardian UBS VC Small Cap Value Fund)
(The Guardian VC High Yield Bond Fund)


By:        /s/ Thomas G. Sorell
           ----------------------------------------------------
           Thomas G. Sorell
           President of
           The Guardian Variable Contract Funds, Inc.


Date: August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By:        /s/ Thomas G. Sorell
           ----------------------------------------------------
           Thomas G. Sorell
           President of
           The Guardian Variable Contract Funds, Inc.


Date:  August 27, 2004





By:        /s/ Frank L. Pepe
           ----------------------------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Variable Contract Funds, Inc.

Date:     August 27, 2004